PAGE 1
          The definitive prospectus for the T. Rowe Price Growth & Income Fund, Inc., dated May 1, 1995, was filed on May 10, 1995.































































          PAGE 2

          The Statement of Additional Information for the T. Rowe Price Growth & Income Fund, Inc., dated May 1, 1995, revised to December 28, 1995 should be inserted here.








          PAGE 1
                         STATEMENT OF ADDITIONAL INFORMATION

                          T. ROWE PRICE BALANCED FUND, INC.
                      T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
                       T. ROWE PRICE CAPITAL APPRECIATION FUND
                     T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
                       T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
                           T. ROWE PRICE EQUITY INCOME FUND
                       T. ROWE PRICE GROWTH & INCOME FUND, INC.
                        T. ROWE PRICE GROWTH STOCK FUND, INC.
                       T. ROWE PRICE HEALTH SCIENCES FUND, INC.
                           T. ROWE PRICE INDEX TRUST, INC.
                       T. ROWE PRICE MID-CAP GROWTH FUND, INC.
                        T. ROWE PRICE NEW AMERICA GROWTH FUND
                           T. ROWE PRICE NEW ERA FUND, INC.
                        T. ROWE PRICE NEW HORIZONS FUND, INC.
                             T. ROWE PRICE OTC FUND, INC.
                    T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
                       T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
                            T. ROWE PRICE VALUE FUND, INC.

                (collectively the "Funds" and individually the "Fund")


               This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate Fund prospectus dated May 1, 1995, (or December 28, 1995 for the Health Sciences Fund) which may be obtained from T. Rowe Price Investment Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202.

               If you would like a prospectus for a Fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses will be sent to you. Please read it carefully.

               The date of this Statement of Additional Information is May 1, 1995, revised to December 28, 1995.



























          PAGE 2
                                  TABLE OF CONTENTS

                                     Page                          Page

          Asset-Backed Securities . .     Lending of Portfolio
          Capital Stock . . . . . . .      Securities . . . . . . .
          Custodian . . . . . . . . .     Management of Fund  . . .
          Code of Ethics  . . . . . .     Mortgage-Related
          Distributor for Fund  . . .      Securities . . . . . . .
          Dividends and                   Net Asset Value Per
           Distributions  . . . . . .      Share  . . . . . . . . .
          Federal and State               Options . . . . . . . . .
           Registration of Shares . .     Organization of the Fund
          Foreign Currency                Portfolio Management
           Transactions . . . . . . .      Practices  . . . . . . .
          Foreign Futures and             Portfolio Transactions  .
           Options  . . . . . . . . .     Pricing of Securities . .
          Foreign Securities  . . . .     Principal Holders of
          Futures Contracts . . . . .      Securities . . . . . . .
          Hybrid Instruments  . . . .     Ratings of Corporate
          Independent Accountants . .      Debt Securities  . . . .
          Illiquid or Restricted          Repurchase Agreements . .
           Securities . . . . . . . .     Risk Factors  . . . . . .
          Investment Management           Tax Status  . . . . . . .
           Services . . . . . . . . .     Taxation of Foreign
          Investment Objectives            Shareholders . . . . . .
           and Policies . . . . . . .     Warrants  . . . . . . . .
          Investment Performance  . .     When-Issued Securities and
          Investment Program  . . . .      Forward Commitment
          Investment Restrictions . .      Contracts  . . . . . . .
          Legal Counsel . . . . . . .     Yield Information . . . .


                          INVESTMENT OBJECTIVES AND POLICIES

               The following information supplements the discussion of each Fund's investment objectives and policies discussed in each Fund's prospectus. The Funds will not make a material change in their investment objectives without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions of the Funds are not fundamental policies. Each Fund's operating policies are subject to change by each Board of Directors/Trustees without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each Fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the


















          PAGE 3
          shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

               Throughout this Statement of Additional Information, "the Fund" is intended to refer to each Fund listed on the cover page, unless otherwise indicated.


                                     RISK FACTORS

          General

               Because of its investment policy, the Fund may or may not be suitable or appropriate for all investors. The Fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. The Fund will normally have substantially all (for the Balanced Fund 50-70% and for the Capital Appreciation Fund at lest 50%) of its assets in equity securities (e.g., common stocks). This portion of the Fund's assets will be subject to all of the risks of investing in the stock market. There is risk in all investment. The value of the portfolio securities of the Fund will fluctuate based upon market conditions. Although the Fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective. Reference is also made to the sections entitled "Types of Securities" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the Fund.

          Foreign Securities (All Funds other than Equity Index Fund)

               The Fund may invest in U.S. dollar-denominated and non U.S. dollar-denominated securities of foreign issuers.

                          Risk Factors of Foreign Investing

               There are special risks in foreign investing. Many of the risks are more pronounced for investments in developing or emerging countries, such as many of the countries of Southeast Asia, Latin America, Eastern Europe and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.



















          PAGE 4
               Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1992, there were two military coup attempts in Venezuela and in 1992 the President of Brazil was impeached. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border between North and South Korea.

               Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

               Currency Fluctuations. The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' assets denominated in that currency. Such changes will also affect the Funds' income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of the Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens) the value of the Funds' securities denominated in that currency would be expected to decline.

               Investment and Repatriation of Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may limit at times and preclude investment in certain of such countries and may increase the cost and expenses of the Funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval,


















          PAGE 5
          limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year.

               Market Characteristics. It is contemplated that most foreign securities, other than Latin American securities, will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Currently, it is anticipated that many Latin American investments will be made through ADRs traded in the United States. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Funds' portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Fund.

               Investment Funds. The Fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. If the Fund invest in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the investment manager), but


















          PAGE 6
          also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

               Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. It also may be more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

               Taxes. The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders.

               Other. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

               Eastern Europe and Russia. Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies and state owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.
          In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the


















          PAGE 7
          country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the Fund's assets invested in such countries and these authorities may not qualify as a foreign custodian under the Investment Company Act of 1940 and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia. Each Fund will only invest in a company located in, or a government of, Eastern Europe and Russia, if it believes the potential return justifies the risk. To the extent any securities issued by companies in Eastern Europe and Russia are considered illiquid, each Fund will be required to include such securities within its 15% restriction on investing in illiquid securities.

          Latin America

               Inflation. Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

               Political Instability. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers and result in significant disruption in securities markets.

               Foreign Currency. Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant



















          PAGE 8
          foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

               Sovereign Debt. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.


                                  INVESTMENT PROGRAM

                                 Types of Securities

               Set forth below is additional information about certain of the investments described in the Fund's prospectus.

                          Illiquid or Restricted Securities

               Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board of Directors/Trustees. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

               Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price under the


















          PAGE 9
          supervision of the Fund's Board of Directors/Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchases, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

          Hybrid Instruments

               Hybrid Instruments have been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a



















          PAGE 10
          currency, or convertible securities with the conversion terms related to a particular commodity.

               Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

               The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for


















          PAGE 11
          Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

               Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments.
          Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

               Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

               Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

               The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will limit its investments in Hybrid Instruments to 10%


















          PAGE 12
          of net assets. However, because of their volatility, it is possible that the Fund's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).

                                       Warrants

              The Fund may acquire warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

                                   Debt Securities

          Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Income, Growth & Income, New Era, OTC, Small-Cap Value and Value Funds

               Debt Obligations

               Although a majority of the Fund's assets are invested in common stocks, the Fund may invest in convertible securities, corporate debt securities and preferred stocks which hold the prospect of contributing to the achievement of the Fund's objectives. Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the Fund invests


















          PAGE 13
          to meet their obligations for the payment of interest and principal when due. The Fund's investment program permits it to purchase below investment grade securities. Since investors generally perceive that there are greater risks associated with investment in lower quality securities, the yields from such securities normally exceed those obtainable from higher quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher quality securities. Lower quality investments entail a higher risk of default--that is, the nonpayment of interest and principal by the issuer than higher quality investments. Such securities are also subject to special risks, discussed below. Although the Fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

               After purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, T. Rowe Price will consider such event in its determination of whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

               Special Risks of High Yield Investing

               The Fund may invest in low quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low and lower-medium quality bonds involves greater investment risk, to the extent the Fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the Fund was investing in higher quality bonds. High yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high yield bond prices because the advent of such events could lessen the ability of highly leverage issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high yield bonds may be less liquid


















          PAGE 14
          than the market for higher grade bonds, which can adversely affect the ability of a Fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.

               Fixed income securities in which the Fund may invest include, but are not limited to, those described below.

               U.S. Government Obligations. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

               U.S. Government Agency Securities. Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies.
          These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

               Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

               Short-Term Corporate Debt Securities. Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

               Commercial Paper. Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.



















          PAGE 15
               Foreign Government Securities. Issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

               Savings and Loan Obligations. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

               Supranational Agencies. Securities of certain supranational entities, such as the International Development Bank.

               When-Issued Securities and Forward Commitment Contracts

               The Fund may purchase securities on a "when-issued" or delayed delivery basis ("When-Issueds") and may purchase securities on a forward commitment basis ("Forwards"). Any or all of the Fund's investments in debt securities may be in the form of When-Issueds and Forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks are. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will cover these securities by maintaining cash and/or liquid, high-grade debt securities with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

               To the extent the Fund remains fully or almost fully invested (in securities with a remaining maturity or more than one year) at the same time it purchases these securities, there will be greater fluctuations in the Fund's net asset value than if the Fund did not purchase them.



















          PAGE 16
          Collateralized Mortgage Obligations (CMOs)

               CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

               In recent years, new types of CMO structures have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

               The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs.


















          PAGE 17
          The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

                      Stripped Agency Mortgage-Backed Securities

               Stripped Agency Mortgage-Backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government Agencies or by private issuers similar to those described above with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

               The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

               The staff of the Securities and Exchange Commission has advised the Fund that it believes the Fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Under the Staff's position, the determination of whether a particular



















          PAGE 18
          government-issued IO and PO backed by fixed rate mortgages may be made on a case by case basis under guidelines and standards established by the Fund's Board of Directors/Trustees. The Fund's Board of Directors/Trustees has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO. The Fund will treat non-government-issued IOs and POs not backed by fixed or adjustable rate mortgages as illiquid unless and until the Securities and Exchange Commission modifies its position.

                               Asset-Backed Securities

               The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

               Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

          Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support".

               Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are


















          PAGE 19
          generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.




















































          PAGE 20
                            PORTFOLIO MANAGEMENT PRACTICES

                           Lending of Portfolio Securities

               Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk.

          Other Lending/Borrowing

               Subject to approval by the Securities and Exchange Commission and certain state regulatory agencies, the Fund may make loans to, or borrow funds from, other mutual funds sponsored or advised by T. Rowe Price or Rowe Price-Fleming International, Inc. ("Price-Fleming") (collectively, "Price Funds"). The Fund has no current intention of engaging in these practices at this time.

                                Repurchase Agreements

               The Fund may enter into a repurchase agreement through which an investor (such as the Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any


















          PAGE 21
          such dealer or bank will be on T. Rowe Price's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                            Reverse Repurchase Agreements

               Although the Fund has no current intention, in the foreseeable future, of engaging in reverse repurchase agreements, the Fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a Fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund, subject to Investment Restriction (1). (See "Investment Restrictions," page __.)
























          PAGE 22
          All Funds, Except Equity Index Fund

                                       Options

               Options are a type of potentially high-risk derivative.

                             Writing Covered Call Options

               The Fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by a Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

               A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

               The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies.


















          PAGE 23
               Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

               The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made,
          T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.


















          PAGE 24

               Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

               Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

               The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.



















          PAGE 25
               In order to comply with the requirements of several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Fund's net assets. Should these state laws change or should the Fund obtain a waiver of its application, the Fund reserves the right to increase this percentage. In calculating the 25% limit, the Fund will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

                             Writing Covered Put Options

               The Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

               The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

               The Fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the



















          PAGE 26
          Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

               In order to comply with the requirements of several states, the Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Fund's net assets. Should these state laws change or should the Fund obtain a waiver of its application, the Fund reserves the right to increase this percentage. In calculating the 25% limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

                                Purchasing Put Options

                 The Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

               The Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or


















          PAGE 27
          currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

               The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

               To the extent required by the laws of certain states, the Fund may not be permitted to commit more than 5% of its assets to premiums when purchasing put and call options. Should these state laws change or should the Fund obtain a waiver of its application, the Fund may commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

                               Purchasing Call Options

                 The Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may


















          PAGE 28
          purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

               Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases.
          So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

               To the extent required by the laws of certain states, the Fund may not be permitted to commit more than 5% of its assets to premiums when purchasing call and put options. Should these state laws change or should the Fund obtain a waiver of its application, the Fund may commit more than 5% of its assets to premiums when purchasing call and put options. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

                          Dealer (Over-the-Counter) Options

               The Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.


















          PAGE 29
               Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

               The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

          Equity Index Fund

               The only option activity the Fund currently may engage in is the purchase of S&P 500 call options. Such activity is subject



















          PAGE 30
          to the same risks described above under "Purchasing Call Options". The Fund reserves the right to engage in other options activity, however.

          All Funds

                                  Futures Contracts

          Transactions in Futures

               The Fund may enter into futures contracts (a type of potentially high-risk derivative), including stock index, interest rate and currency futures ("futures or futures contracts"). The New Era Fund may also enter into futures on commodities related to the types of companies in which it invests, such as oil and gold futures. The Equity Index Fund may only enter into stock index futures, such as the S&P 500 stock index, to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading or to reduce transaction costs. It will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

               Stock index futures contracts may be used to provide a hedge for a portion of the Fund's portfolio, as a cash management tool, or as an efficient way for T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

               Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.




















          PAGE 31
               The Fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London, at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo, at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

          Regulatory Limitations

               The Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC and applicable state law.

               The Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those positions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options". This policy may be modified by the Board of Directors/Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

               In accordance with the rules of the State of California, the Fund may have to apply the above 5% test without excluding the value of initial margin and premiums paid for bona fide hedging positions.

               The Fund's use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other liquid, high-grade debt obligations, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be


















          PAGE 32
          identified in an account with the Fund's custodian to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

               If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

          Trading in Futures Contracts

               A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

               Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

               If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin



















          PAGE 33
          requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

               These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its margin deposits.

               Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

               For example, the Standard & Poor's 500 Stock Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the difference between the purchase (or sale) price of the contract



















          PAGE 34
          and the price at which the contract is terminated. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

          Special Risks of Transactions in Futures Contracts

               Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

               Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

               Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in



















          PAGE 35
          losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

               Liquidity. The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

               Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

               Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several



















          PAGE 36
          risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

               Successful use of futures contracts by the Fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

               In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could


















          PAGE 37
          distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

          Options on Futures Contracts

               The Fund may purchase and sell options on the same types of futures in which it may invest.

               Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

               As an alternative to writing or purchasing call and put options on stock index futures, the Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Fund and other T. Rowe Price Funds. Such aggregated orders would be allocated among the Funds and the other T. Rowe Price Funds in a fair and non-discriminatory manner.



















          PAGE 38
          Special Risks of Transactions in Options on Futures Contracts

               The risks described under "Special Risks of Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. In addition, where the Fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

          Additional Futures and Options Contracts

               Although the Fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

                             Foreign Futures and Options





















          PAGE 39
               Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

          All Funds, Except Equity Index Fund

                            Foreign Currency Transactions

               A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

               The Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Fund's use of such contracts would include, but not be limited to, the following:


















          PAGE 40
               First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

               Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

               The Fund may enter into forward contacts for any other purpose consistent with the Fund's investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the


















          PAGE 41
          amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

               At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

               If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

               The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

               Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign


















          PAGE 42
          currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts

               The Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

               Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

               Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated.
          For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.






















          PAGE 43
               Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

               In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Pending tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement. In addition, gains realized on the sale or other disposition of securities, including option, futures or foreign forward exchange contracts on securities or securities indexes and, in some cases, currencies, held for less than three months, must be limited to less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Fund may be required to defer the closing out of option, futures or foreign forward exchange contracts) beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on Section 1256 option, futures and foreign forward exchange contracts, which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.


                               INVESTMENT RESTRICTIONS

               Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the Fund's Board of Directors/Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.



















          PAGE 44
                                 Fundamental Policies

                   As a matter of fundamental policy, the Fund may not:

                   (1)   Borrowing. Borrow money except that the Fund may
                         (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Fund may borrow from banks, other Price Funds or other persons to the extent permitted by applicable law;

                   (2)   Commodities.  Purchase or sell physical
                         commodities; except that it may enter into futures contracts and options thereon;

                   (3)   (a)  Industry Concentration (All Funds, except
                              Health Sciences Fund).  Purchase the
                              securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                         (b)  Industry Concentration (Health Sciences
                              Fund). Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund may invest more than 25% of its total assets in the health sciences industry as defined in the Fund's prospectus.

                   (4) Loans. Make loans, although the Fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds


















          PAGE 45
                         provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets;
                         (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

                   (5) Percent Limit on Assets Invested in Any One Issuer (All Funds, except Capital Opportunity). Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

                   (6) Percent Limit on Share Ownership of Any One Issuer (All Funds, except Capital Opportunity). Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

                   (7) Real Estate. Purchase or sell real estate including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business);

                   (8) Senior Securities. Issue senior securities except in compliance with the Investment Company Act of 1940; or

                   (9) Underwriting. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


















          PAGE 46

                   NOTES

                   The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

                   With respect to investment restrictions (1) and (4), the Fund will not borrow from or lend to any other Price Fund unless each Fund applies for and receives an exemptive order from the SEC or the SEC issues rules permitting such transactions. The Fund has no current intention of engaging in any such activity and there is no assurance the SEC would grant any order requested by the Fund or promulgate any rules allowing the transactions.

                   With respect to investment restriction (2), the Fund does not consider currency contracts or hybrid investments to be commodities.

                   For purposes of investment restriction (3), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Fund's semi-annual and annual reports.

                   For purposes of investment restriction (4), the Fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

                                  Operating Policies

                   As a matter of operating policy, the Fund may not:

                   (1) Borrowing. The Fund will not purchase additional securities when money borrowed exceeds 5% of its total assets;

                   (2) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;




















          PAGE 47
                   (3) Futures Contracts. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value;

                   (4) Illiquid Securities. Purchase illiquid securities and securities of unseasoned issuers if, as a result, more than 15% of its net assets would be invested in such securities, provided that the Fund will not invest more than 10% of its total assets in restricted securities and not more than 5% in securities of unseasoned issuers. Securities eligible for resale under Rule 144A of the Securities Act of 1933 are not included in the 10% limitation but are subject to the 15% limitation;

                   (5) Investment Companies. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases;

                   (6) Margin. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

                   (7) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

                   (8)        Oil and Gas Programs.  Purchase
                              participations or other direct interests in


















          PAGE 48
                              or enter into leases with respect to, oil, gas, or other mineral exploration or development programs;

                   (9) Options, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

                   (10) Ownership of Portfolio Securities by Officers and Directors/Trustees. Purchase or retain the securities of any issuer if those officers and directors of the Fund, and of its investment manager, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

                   (11)       Short Sales.  Effect short sales of
                              securities;

                   (12) Unseasoned Issuers. Purchase a security (other than obligations issued or guaranteed by the U.S., any foreign, state or local government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities;

                   (13) Warrants. Invest in warrants if, as a result thereof, more than 2% of the value of the net assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the net assets of the



















          PAGE 49

                              Fund would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Fund in units or attached to securities may be deemed to be without value; or

                   (14) Percent Limit on Share Ownership of Any One Issuer. (Capital Opportunity Fund) Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

          Blue Chip Growth, Capital Opportunity, Health Sciences and Value
          Funds

                   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the Fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other Funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds. In the event that the Fund exercises its right to convert to a Master Fund/Feeder Fund structure, it will do so in compliance with the Guidelines for Registration of a Master Fund/Feeder Fund as established by the North American Securities Administrators Association, Inc. ("NASAA").


                                  MANAGEMENT OF FUND

                   The officers and directors of the Fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. In the list below, the Fund's directors who are considered


















          PAGE 50
          "interested persons" of T. Rowe Price as defined under
          Section 2(a)(19) of the Investment Company Act of 1940 are noted with an asterisk (*). These directors are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

             All Funds

                            Independent Directors/Trustees

          LEO C. BAILEY, Retired; Address: 3396 South Placita Fabula, Green Valley, Arizona 85614
          DONALD W. DICK, JR., Principal, Overseas Partners, Inc., a financial investment firm; formerly (6/65-3/89) Director and Vice President-Consumer Products Division, McCormick & Company, Inc., international food processors; Director, Waverly, Inc., Baltimore, Maryland; Address: 111 Pavonia Avenue, Suite 334, Jersey City, New Jersey 07310
          DAVID K. FAGIN, Chairman, Chief Executive Officer and Director, Golden Star Resources, Ltd.; formerly (1986-7/91) President, Chief Operating Officer and Director, Homestake Mining Company;
          Address: One Norwest Center, 1700 Lincoln Street, Suite 1950, Denver, Colorado 80203
          ADDISON LANIER, Financial management; President and Director, Thomas Emery's Sons, Inc., and Emery Group, Inc.; Director, Scinet Development and Holdings, Inc.; Address: 441 Vine Street, #2310, Cincinnati, Ohio 45202-2913
          JOHN K. MAJOR, Chairman of the Board and President, KCMA Incorporated, Tulsa, Oklahoma; Address: 126 E. 26 Place, Tulsa, Oklahoma 74114-2422
          HANNE M. MERRIMAN, Retail business consultant; formerly President and Chief Operating Officer (1991-92), Nan Duskin, Inc., a women's specialty store, Director (1984-1990) and Chairman (1989-
          90) Federal Reserve Bank of Richmond, and President and Chief Executive Officer (1988-89), Honeybee, Inc., a division of Spiegel, Inc.; Director, Central Illinois Public Service Company, CIPSCO Incorporated, The Rouse Company, State Farm Mutual Automobile Insurance Company and USAir Group, Inc.
          HUBERT D. VOS, President, Stonington Capital Corporation, a private investment company; Address: 1231 State Street, Suite 210, Santa Barbara, California 93190-0409
          PAUL M. WYTHES, Founding General Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States; Director, Teltone Corporation, Interventional Technologies Inc. and Stuart Medical, Inc.; Address: 755 Page Mill Road, Suite A200, Palo Alto, California 94304


















          PAGE 51
                                       Officers

          HENRY H. HOPKINS, Vice President--Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, Rowe Price-Fleming International, Inc. and T. Rowe Price Retirement Plan Services, Inc.
          LENORA V. HORNUNG, Secretary--Vice President, T. Rowe Price PATRICIA S. BUTCHER, Assistant Secretary--Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
          CARMEN F. DEYESU, Treasurer--Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company
          DAVID S. MIDDLETON, Controller--Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company
          EDWARD T. SCHNEIDER, Assistant Vice President--Assistant Vice President, T. Rowe Price and Vice President, T. Rowe Price Services, Inc.
          INGRID I. VORDEMBERGE, Assistant Vice President--Employee, T.
          Rowe Price













































          PAGE 52
          Balanced Fund
          *JAMES S. RIEPE, Chairman of the Board--Managing Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; President and Director, T. Rowe Price Investment Services, Inc; President and Trust Officer, T. Rowe Price Trust Company; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc.
          *M. DAVID TESTA, Vice President and Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          RICHARD T. WHITNEY, President--Vice President of T. Rowe Price and T. Rowe Price Trust Company
          STEPHEN W. BOESEL, Vice President--Managing Director, T. Rowe
          Price
          ANDREW M. BROOKS, Vice President--Vice President, T. Rowe Price JONATHAN M. GREENE, Vice President--Vice President of T. Rowe Price and T. Rowe Price Trust Company
          JAMES A. C. KENNEDY, III, Vice President--Managing Director of T. Rowe Price
          EDMUND M. NOTZON, Vice President--Vice President, T. Rowe Price and T. Rowe Price Trust Company
          DONALD J. PETERS, Vice President--Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company
          PETER VAN DYKE, Vice President--Managing Director, T. Rowe Price; Vice President of Rowe Price-Fleming International, Inc. and T. Rowe Price Trust Company
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Blue Chip Growth Fund
          *THOMAS H. BROADUS, JR., President and Director--Managing Director, T. Rowe Price; Chartered Financial Analyst and Chartered Investment Counselor
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          LARRY J. PUGLIA, Executive Vice President--Vice President, T.
          Rowe Price



















          PAGE 53
          STEPHANIE C. CLANCY, Assistant Vice President--Employee, T. Rowe
          Price
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Capital Appreciation Fund
          *GEORGE J. COLLINS, Chairman of the Board--President, Chief Executive Officer and Managing Director, T. Rowe Price; Director, Rowe Price-Fleming International, Inc., T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company; Chartered Investment Counselor
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *GEORGE A. ROCHE, Director--Managing Director and Chief Financial Officer, T. Rowe Price; Vice President and Director, Rowe Price-Fleming International, Inc.
          RICHARD P. HOWARD, President--Vice President of T. Rowe Price; Chartered Financial Analyst
          ARTHUR B. CECIL, III, Vice President--Vice President of T. Rowe
          Price
          CHARLES A. MORRIS, Vice President--Vice President of T. Rowe
          Price
          CHARLES M. OBER, Vice President--Vice President, T. Rowe Price, Chartered Financial Analyst
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Capital Opportunity Fund
          *JOHN H. LAPORTE, JR., President and Director--Managing Director,
          T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. JOHN F. WAKEMAN, Executive Vice President--Vice President, T. Rowe Price
          BRIAN W. H. BERGHUIS, Vice President--Vice President, T. Rowe
          Price

          JOSEPH A. CRUMBLING, Assistant Vice President--Employee, T. Rowe
          Price


















          PAGE 54
          Dividend Growth Fund
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          WILLIAM J. STROMBERG, President--Vice President, T. Rowe Price BRIAN C. ROGERS, Executive Vice President--Managing Director, T. Rowe Price
          LARRY J. PUGLIA, Vice President--Vice President, T. Rowe Price DAVID J. WALLACK, Vice President--Vice President, T. Rowe Price; formerly (9/89-7/90) attended Carnegie Mellon Graduate School of Industrial Administration
          STEPHANIE C. CLANCY, Assistant Vice President--Employee, T. Rowe
          Price
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Equity Income Fund
          *THOMAS H. BROADUS, JR., Vice President and Trustee--Managing Director, T. Rowe Price; Chartered Financial Analyst and Chartered Investment Counselor
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Trustee--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          BRIAN C. ROGERS, President--Managing Director, T. Rowe Price ANDREW M. BROOKS, Vice President--Vice President, T. Rowe Price RICHARD P. HOWARD, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          ROBERT W. SMITH, Vice President--Vice President, T. Rowe Price; formerly (1987-1992) Investment Analyst, Massachusetts Financial Services, Inc., Boston, Massachusetts
          WILLIAM J. STROMBERG, Vice President--Vice President, T. Rowe
          Price



















          PAGE 55
          DANIEL THERIAULT, Vice President--Vice President, T. Rowe Price, Chartered Financial Analyst; formerly Securities Analyst, John A. Levin & Co.
          MARK J. VASELKIV, Vice President--Vice President, T. Rowe Price ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Growth & Income Fund
          *STEPHEN W. BOESEL, President and Director--Vice President, T. Rowe Price
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          ANDREW M. BROOKS, Vice President--Vice President, T. Rowe Price ARTHUR B. CECIL, III, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst

          GREGORY A. MCCRICKARD, Vice President--Vice President, T. Rowe
          Price
          LARRY J. PUGLIA, Vice President--Vice President, T. Rowe Price MARK J. VASELKIV, Vice President--Vice President, T. Rowe Price RICHARD T. WHITNEY, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Growth Stock Fund
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Chairman of the Board--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          JOHN D. GILLESPIE, President--Vice President, T. Rowe Price
          JAMES A. C. KENNEDY, Vice President--Managing Director, T. Rowe
          Price


















          PAGE 56
          JOSEPH KLEIN III, Vice President--Vice President, T. Rowe Price;Chartered Financial Analyst
          CHARLES A. MORRIS, Vice President--Vice President, T. Rowe Price ROBERT W. SMITH, Vice President--Vice President, T. Rowe Price; formerly (1987-1992) Investment Analyst, Massachusetts Financial Services, Inc.; Boston, Massachusetts
          DANIEL THERIAULT, Vice President--Vice President, T. Rowe Price, Chartered Financial Analyst; formerly Securities Analyst, John A. Levin & Co.
          CAROL G. BARTHA, Assistant Vice President--Employee, T. Rowe
          Price
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price
          RANDI E. KITT, Assistant Vice President--Employee, T. Rowe Price

          Equity Index Fund
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          RICHARD T. WHITNEY, President--Vice President, T. Rowe Price KRISTEN D. FARROW, Executive Vice President--Assistant Vice President, T. Rowe Price; formerly (9/84-6/89) Teacher at Wilbraham & Monson Academy, Springfield, Massachusetts and The Bryn Mawr School, Baltimore, Maryland
          JONATHAN M. GREENE, Vice President--Vice President, T. Rowe Price ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

             Health Sciences Fund
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc.
          M. DAVID TESTA, Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst, Chartered Investment Counselor



















          PAGE 57
          HUBERT D. VOS, President, Stonington Capital Corporation, a private investment company; Address: 1114 State Street, Suite 247, Santa Barbara, California 93190-0409
          *JOHN H. LAPORTE, JR., Director--Managing Director, T. Rowe Price; Chartered Financial Analyst
          JOSEPH KLEIN III, Executive Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          MARC L. BAYLIN, Vice President--Assistant Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes
          CHARLES A. MORRIS, Vice President--Vice President, T. Rowe Price CHARLES PEPIN, Vice President--Employee, T. Rowe Price; formerly (1990-1992) Corporate Finance Analyst, Piper Jaffray Inc.
          ANDREW BHAK, Assistant Vice President--Employee,T. Rowe Price; formerly (1990-1995) Senior Healthcare Analyst, United States General Accounting Office
          JEFFREY LANG, Assistant Vice President--Assistant Vice President,
          T. Rowe Price

          Mid-Cap Growth Fund
          *JAMES A. C. KENNEDY, III, Director--Managing Director, T. Rowe
          Price
          *JOHN H. LAPORTE, JR., Director--Managing Director, T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. BRIAN W. H. BERGHUIS, Executive Vice President--Vice President,
          T. Rowe Price

          MARCY L. FISHER, Vice President--Assistant Vice President, T.
          Rowe Price
          JOSEPH KLEIN III, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          CHARLES A. MORRIS, Vice President--Vice President, T. Rowe Price JOHN F. WAKEMAN, Vice President--Vice President, T. Rowe Price RICHARD T. WHITNEY, Vice President--Vice President, T. Rowe Price ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          New America Growth Fund
          *JOHN H. LAPORTE, JR., President and Trustee--Managing Director of T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services,


















          PAGE 58
          Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. MARC L. BAYLIN, Vice President--Assistant Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes
          BRIAN W. H. BERGHUIS, Executive Vice President--Vice President,
          T. Rowe Price
          GREGORY V. DONOVAN, Vice President--Vice President, T. Rowe Price

          JOHN WAKEMAN, Vice President--Vice President, T. Rowe Price ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          New Era Fund
          *GEORGE J. COLLINS, Director--President, Managing Director, and Chief Executive Officer, T. Rowe Price; Director, Rowe Price-Fleming International, Inc., T. Rowe Price Trust Company, and T. Rowe Price Retirement Plan Services, Inc.; Chartered Investment Counselor
          *CARTER O. HOFFMAN, Director--Managing Director, T. Rowe Price; Chartered Investment Counselor
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *GEORGE A. ROCHE, President and Director--Managing Director and Chief Financial Officer, T. Rowe Price; Vice President and Director, Rowe Price-Fleming International, Inc.
          CHARLES M. OBER, Executive Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          STEPHEN W. BOESEL, Vice President--Vice President, T. Rowe Price HUGH M. EVANS, III, Vice President--Employee, T. Rowe Price; formerly (7/1/88-7/1/90) Analyst, Morgan Stanley & Co., Inc. (Mergers and Acquisitions Department), New York, New York
          RICHARD P. HOWARD, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          JAMES A. C. KENNEDY, III, Vice President--Managing Director, T. Rowe Price
          DAVID J. WALLACK, Vice President--Vice President, T. Rowe Price; formerly (9/89-7/90) attended Carnegie Mellon Graduate School of Industrial Administration
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price



















          PAGE 59
          New Horizons Fund
          *JOHN H. LAPORTE, President and Director--Managing Director of T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          PRESTON G. ATHEY, Vice President--Vice President of T. Rowe Price MARC L. BAYLIN, Vice President--Assistant Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes
          BRIAN W. H. BERGHUIS, Vice President--Vice President of T. Rowe
          Price
          LISE J. BUYER, Vice President--Vice President, T. Rowe Price; formerly (4/91-4/92) PC Analyst, Cowen & Co., (2/90-4/92) PC Analyst, Needham & Co., and (2/87-1/90) Analyst, Prudential Bache Securities
          GREGORY V. DONOVAN, Vice President--Vice President, T. Rowe Price MARCY L. FISHER, Vice President--Assistant Vice President, T. Rowe Price
          JILL L. HAUSER, Vice President--Vice President, T. Rowe Price JOSEPH KLEIN III, Vice President--Vice President, T. Rowe Price;Chartered Financial Analyst
          CHARLES A. MORRIS, Vice President--Vice President, T. Rowe Price BRIAN D. STANSKY, Vice President--Vice President, T. Rowe Price JOHN F. WAKEMAN, Vice President--Vice President, T. Rowe Price ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price
          FRANCIES W. HAWKS, Assistant Vice President of T. Rowe Price

          OTC Fund
          *JOHN H. LAPORTE, JR., Chairman of the Board--Managing Director of T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. GREGORY A. McCRICKARD, President--Vice President, T. Rowe Price LISE J. BUYER, Vice President--Vice President, T. Rowe Price



















          PAGE 60
          MARCY L. FISHER, Vice President--Assistant Vice President, T.
          Rowe Price
          JAMES A. C. KENNEDY, III, Vice President--Managing Director of T. Rowe Price
          BRIAN D. STANSKY, Vice President--Vice President, T. Rowe Price RICHARD T. WHITNEY, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Science & Technology Fund
          *JOHN H. LAPORTE, JR., Chairman of the Board--Managing Director,
          T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. CHARLES A. MORRIS, President--Vice President, T. Rowe Price
          LISE J. BUYER, Vice President--Vice President, T. Rowe Price; formerly (4/91-4/92) PC Analyst, Cowen & Co., (2/90-4/92) PC Analyst Needham & Co., and (2/87-1/90) Analyst, Prudential Bache Securities
          GREGORY V. DONOVAN, Vice President--Vice President, T. Rowe Price MARCY L. FISHER, Vice President--Assistant Vice President, T. Rowe Price
          MARCY L. FISHER, Vice President--Assistant Vice President, T.
          Rowe Price
          JILL L. HAUSER, Vice President--Vice President, T. Rowe Price JOSEPH KLEIN III, Vice President--Vice President, T. Rowe Price;Chartered Financial Analyst
          BRIAN D. STANSKY, Vice President--Vice President, T. Rowe Price ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price

          Small-Cap Value Fund
          *JOHN H. LAPORTE, JR., Chairman of the Board--Managing Director of T. Rowe Price; Chartered Financial Analyst
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc., President and Trust Officer, T. Rowe Price Trust Company; President and Director, T. Rowe Price Investment Services, Inc; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc.

          PAGE 61


















          *GEORGE A. ROCHE, Director--Managing Director and Chief Financial Officer, T. Rowe Price; Vice President and Director, Rowe Price-Fleming International, Inc.
          PRESTON G. ATHEY, President--Vice President, T. Rowe Price
          HUGH M. EVANS, III, Vice President--Employee, T. Rowe Price; formerly (7/1/88-7/1/90) Analyst, Morgan Stanley & Co., Inc. (Mergers and Acquisitions Department), New York, New York
          MARCY L. FISHER, Vice President--Assistant Vice President, T.
          Rowe Price
          GREGORY A. MCCRICKARD, Vice President--Vice President, T. Rowe
          Price
          ROGER L. FIERY, III, Assistant Vice President--Vice President, Price-Fleming and Vice President, T. Rowe Price
          FRANCIES W. HAWKS, Assistant Vice President of T. Rowe Price

          Value Fund
          *JAMES S. RIEPE, Vice President and Director--Managing Director,
          T. Rowe Price; Chairman of the Board, T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; President and Director, T. Rowe Price Investment Services, Inc; President and Trust Officer, T. Rowe Price Trust Company; Director, Rowe Price-Fleming International, Inc. and Rhone-Poulenc Rorer, Inc. *M. DAVID TESTA, Vice President and Director--Chairman of the Board, Price-Fleming; Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst; Chartered Investment Counselor
          BRIAN C. ROGERS, President--Managing Director, T. Rowe Price STEPHEN W. BOESEL, Vice President--Vice President, T. Rowe Price ANDREW M. BROOKS, Vice President--Vice President, T. Rowe Price RICHARD P. HOWARD, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          JOSEPH KLEIN III, Vice President--Vice President, T. Rowe Price; Chartered Financial Analyst
          NATHANIEL S. LEVY, Vice President--Vice President, T. Rowe Price ROBERT W. SMITH, Vice President--Vice President, T. Rowe Price; formerly (1987-1992) Investment Analyst, Massachusetts Financial Services, Inc., Boston, Massachusetts
          DAVID J. WALLACK, Vice President--Vice President, T. Rowe Price; formerly (9/89-7/90) attended Carnegie Mellon Graduate School of Industrial Administration
          JOSEPH A. CRUMBLING, Assistant Vice President--Employee, T. Rowe
          Price
























          PAGE 62
                                  COMPENSATION TABLE

          _________________________________________________________________
                                           Pension or   Total Compensation
                               Aggregate   Retirement      from Fund and
           Name of           Compensation   Benefits        Fund Group
           Person,               from      Accrued as         Paid to
          Position              Fund(a)  Part of Fund(b)   Directors(c)
          _________________________________________________________________
          Balanced Fund

          Leo C. Bailey,         $1,487        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    1,487        N/A             64,833
          Director

          David K. Fagin,         1,487        N/A             53,833
          Director

          Addison Lanier,         1,487        N/A             64,583
          Director

          John K. Major,          1,487        N/A             54,583
          Director

          Hanne M. Merriman,      1,487        N/A             42,083
          Director

          Hubert D. Vos,          1,487        N/A             54,583
          Director

          Paul M. Wythes,         1,487        N/A             54,333
          Director

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Blue Chip Growth Fund

          Leo C. Bailey,           $724        N/A            $64,583
          Director

          Donald W. Dick, Jr.,      724        N/A             64,833


















          PAGE 63
          Director

          David K. Fagin,           724        N/A             53,833
          Director

          Addison Lanier,           724        N/A             64,583
          Director

          John K. Major,            724        N/A             54,583
          Director

          Hanne M. Merriman,        724        N/A             42,083
          Director

          Hubert D. Vos,            724        N/A             54,583
          Director

          Paul M. Wythes,           724        N/A             54,333
          Director

          Thomas H. Broadus, Jr.,    --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Capital Appreciation Fund

          Leo C. Bailey,         $1,986        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    1,986        N/A             64,833
          Director

          David K. Fagin,         1,986        N/A             53,833
          Director

          Addison Lanier,         1,986        N/A             64,583
          Director

          John K. Major,          1,986        N/A             54,583
          Director

          Hanne M. Merriman,      1,986        N/A             42,083


















          PAGE 64
          Director

          Hubert D. Vos,          1,986        N/A             54,583
          Director

          Paul M. Wythes,         1,986        N/A             54,333
          Director

          George J. Collins,         --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)

          George A. Roche,           --        N/A                 --
          Director(d)
          _________________________________________________________________
          Capital Opportunity Fund (e)

          Leo C. Bailey,           $630        N/A            $64,583
          Director

          Donald W. Dick, Jr.,      630        N/A             64,833
          Director

          David K. Fagin,           630        N/A             53,833
          Director

          Addison Lanier,           630        N/A             64,583
          Director

          John K. Major,            630        N/A             54,583
          Director

          Hanne M. Merriman,        630        N/A             42,083
          Director

          Hubert D. Vos,            630        N/A             54,583
          Director

          Paul M. Wythes,           630        N/A             54,333
          Director

          John H. Laporte,           --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --


















          PAGE 65
          Director(d)
          _________________________________________________________________
          Dividend Growth Fund

          Leo C. Bailey,           $762        N/A            $64,583
          Director

          Donald W. Dick, Jr.,      762        N/A             64,833
          Director

          David K. Fagin,           762        N/A             53,833
          Director

          Addison Lanier,           762        N/A             64,583
          Director

          John K. Major,            762        N/A             54,583
          Director

          Hanne M. Merriman,        762        N/A             42,083
          Director

          Hubert D. Vos,            762        N/A             54,583
          Director

          Paul M. Wythes,           762        N/A             54,333
          Director

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Equity Income Fund

          Leo C. Bailey,         $5,642        N/A            $64,583
          Trustee

          Donald W. Dick, Jr.,    5,642        N/A             64,833
          Trustee

          David K. Fagin,         5,642        N/A             53,833
          Trustee

          Addison Lanier,         5,642        N/A             64,583
          Trustee


















          PAGE 66
          John K. Major,          5,642        N/A             54,583
          Trustee

          Hanne M. Merriman,      5,642        N/A             42,083
          Trustee

          Hubert D. Vos,          5,642        N/A             54,583
          Trustee

          Paul M. Wythes,         5,642        N/A             54,333
          Trustee

          Thomas H. Broadus, Jr.,    --        N/A                 --
          Trustee(d)

          James S. Riepe,            --        N/A                 --
          Trustee(d)

          M. David Testa,            --        N/A                 --
          Trustee(d)
          _________________________________________________________________
          Growth & Income Fund

          Leo C. Bailey,         $3,429        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    3,429        N/A             64,833
          Director

          David K. Fagin,         3,429        N/A             53,833
          Director

          Addison Lanier,         3,429        N/A             64,583
          Director

          John K. Major,          3,429        N/A             54,583
          Director

          Hanne M. Merriman,      3,429        N/A             42,083
          Director

          Hubert D. Vos,          3,429        N/A             54,583
          Director

          Paul M. Wythes,         3,429        N/A             54,333
          Director



















          PAGE 67
          Stephen W. Boesel,         --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Growth Stock Fund

          Leo C. Bailey,         $5,254        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    5,254        N/A             64,833
          Director

          David K. Fagin,         5,254        N/A             53,833
          Director

          Addison Lanier,         5,254        N/A             64,583
          Director

          John K. Major,          5,254        N/A             54,583
          Director

          Hanne M. Merriman,      5,254        N/A             42,083
          Director

          Hubert D. Vos,          5,254        N/A             54,583
          Director

          Paul M. Wythes,         5,254        N/A             54,333
          Director

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Equity Index Fund

          Leo C. Bailey,         $1,086        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    1,086        N/A             64,833


















          PAGE 68
          Director

          David K. Fagin,         1,086        N/A             53,833
          Director

          Addison Lanier,         1,086        N/A             64,583
          Director

          John K. Major,          1,086        N/A             54,583
          Director

          Hanne M. Merriman,      1,086        N/A             42,083
          Director

          Hubert D. Vos,          1,086        N/A             54,583
          Director

          Paul M. Wythes,         1,086        N/A             54,333
          Director

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Mid-Cap Growth Fund

          Leo C. Bailey,           $851        N/A            $64,583
          Director

          Donald W. Dick, Jr.,      851        N/A             64,833
          Director

          David K. Fagin,           851        N/A             53,833
          Director

          Addison Lanier,           851        N/A             64,583
          Director

          John K. Major,            851        N/A             54,583
          Director

          Hanne M. Merriman,        851        N/A             42,083
          Director

          Hubert D. Vos,            851        N/A             54,583


















          PAGE 69
          Director

          Paul M. Wythes,           851        N/A             54,333
          Director

          James A. C. Kennedy,       --        N/A                 --
          Director(d)

          John H. Laporte,           --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          New America Growth Fund

          Leo C. Bailey,         $2,084        N/A            $64,583
          Trustee

          Donald W. Dick, Jr.,    2,084        N/A             64,833
          Trustee

          David K. Fagin,         2,084        N/A             53,833
          Trustee

          Addison Lanier,         2,084        N/A             64,583
          Trustee

          John K. Major,          2,084        N/A             54,583
          Trustee

          Hanne M. Merriman,      2,084        N/A             42,083
          Trustee

          Hubert D. Vos,          2,084        N/A             54,583
          Trustee

          Paul M. Wythes,         2,084        N/A             54,333
          Trustee

          John H. Laporte,           --        N/A                 --
          Trustee(d)

          James S. Riepe,            --        N/A                 --
          Trustee(d)
          _________________________________________________________________
          New Era Fund


















          PAGE 70
          Leo C. Bailey,         $2,684        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    2,684        N/A             64,833
          Director

          David K. Fagin,         2,684        N/A             53,833
          Director

          Addison Lanier,         2,684        N/A             64,583
          Director

          John K. Major,          2,684        N/A             54,583
          Director

          Hanne M. Merriman,      2,684        N/A             42,083
          Director

          Hubert D. Vos,          2,684        N/A             54,583
          Director

          Paul M. Wythes,         2,684        N/A             54,333
          Director

          George J. Collins,         --        N/A                 --
          Director(d)

          Carter O. Hoffman,         --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)

          George A. Roche,           --        N/A                 --
          Director(d)
          _________________________________________________________________
          New Horizons Fund

          Leo C. Bailey,         $4,381        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    4,381        N/A             64,833
          Director

          David K. Fagin,         4,381        N/A             53,833
          Director



















          PAGE 71
          Addison Lanier,         4,381        N/A             64,583
          Director

          John K. Major,          4,381        N/A             54,583
          Director

          Hanne M. Merriman,      4,381        N/A             42,083
          Director

          Hubert D. Vos,          4,381        N/A             54,583
          Director

          Paul M. Wythes,         4,381        N/A             54,333
          Director

          John H. Laporte,           --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          OTC Fund

          Leo C. Bailey,         $1,148        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    1,148        N/A             64,833
          Director

          David K. Fagin,         1,148        N/A             53,833
          Director

          Addison Lanier,         1,148        N/A             64,583
          Director

          John K. Major,          1,148        N/A             54,583
          Director

          Hanne M. Merriman,      1,148        N/A             42,083
          Director

          Hubert D. Vos,          1,148        N/A             54,583
          Director



















          PAGE 72
          Paul M. Wythes,         1,148        N/A             54,333
          Director

          John H. Laporte,           --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Science & Technology Fund

          Leo C. Bailey,         $2,007        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    2,007        N/A             64,833
          Director

          David K. Fagin,         2,007        N/A             53,833
          Director

          Addison Lanier,         2,007        N/A             64,583
          Director

          John K. Major,          2,007        N/A             54,583
          Director

          Hanne M. Merriman,      2,007        N/A             42,083
          Director

          Hubert D. Vos,          2,007        N/A             54,583
          Director

          Paul M. Wythes,         2,007        N/A             54,333
          Director

          John H. Laporte,           --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)
          _________________________________________________________________
          Small-Cap Value Fund

          Leo C. Bailey,         $1,678        N/A            $64,583
          Director

          Donald W. Dick, Jr.,    1,678        N/A             64,833


















          PAGE 73
          Director

          David K. Fagin,         1,678        N/A             53,833
          Director

          Addison Lanier,         1,678        N/A             64,583
          Director

          John K. Major,          1,678        N/A             54,583
          Director

          Hanne M. Merriman,      1,678        N/A             42,083
          Director

          Hubert D. Vos,          1,678        N/A             54,583
          Director

          Paul M. Wythes,         1,678        N/A             54,333
          Director

          John H. Laporte,           --        N/A                 --
          Director(d)

          James S. Riepe,            --        N/A                 --
          Director(d)

          George A. Roche,           --        N/A                 --
          Director(d)
          _________________________________________________________________
          Value Fund

          Leo C. Bailey,           $639        N/A            $64,583
          Director

          Donald W. Dick, Jr.,      639        N/A             64,833
          Director

          David K. Fagin,           639        N/A             53,833
          Director

          Addison Lanier,           639        N/A             64,583
          Director

          John K. Major,            639        N/A             54,583
          Director

          Hanne M. Merriman,        639        N/A             42,083


















          PAGE 74
          Director

          Hubert D. Vos,            639        N/A             54,583
          Director

          Paul M. Wythes,           639        N/A             54,333
          Director

          James S. Riepe,            --        N/A                 --
          Director(d)

          M. David Testa,            --        N/A                 --
          Director(d)

          (a) Amounts in this Column are for the period January 1, 1994 through December 31, 1994.
          (b) Not applicable.  The Fund does not pay pension or retirement benefits to officers or directors/trustees of the Fund.
          (c) Amounts in this column are for calendar year 1994, included
              67 funds at December 31, 1994.
          (d) Any director/trustee of the Fund who is an officer or employee of T. Rowe Price receives no remuneration from the Fund.
          (e) Includes estimated future payments.

          All Funds

               The Fund's Executive Committee, consisting of the Fund's interested directors/trustees, has been authorized by its respective Board of Directors/Trustees to exercise all powers of the Board to manage the Fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

                           PRINCIPAL HOLDERS OF SECURITIES

               As of the date of the prospectus, the officers and directors of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

               As of November 30, 1995, the following shareholders beneficially owned more than 5% of the outstanding shares of the Growth Stock, New Era, New Horizons and Growth & Income Funds, respectively: Pirateline & Co., FBO Spectrum Growth Fund Acct.,
          Attn.: Mark White, State Street Bank & Trust Co., 1776 Heritage Drive - 4W, North Quincy, Massachusetts 02171-2197; New Era, Small-Cap Value and Science & Technology Funds, respectively:


















          PAGE 75
          Charles Schwab & Co. Inc., Reinvest. Account, Attn.: Mutual Fund Dept., 101 Montgomery Street, San Francisco, California 94104-4122; OTC Fund: Sigler & Co. of Smithsonian Inst., Wellington Trust Co., Hanover Trust Co., Attn.: Voila Diacumakos, 4 New York Plaza, 4th Floor, New York, New York 10004-2413; and the Value
          Fund: Addison Wesley Publishing Co. Inc. Retirement Plan, off South Street, Reading, MA 01867; New England Health Care Foundation Inc. Master Trust Option III, 75 Kneeland Street, Boston, MA 02111; New England Health Care Foundation Inc. Master Trust Option IV, 75 Kneeland Street, Boston, MA 02111.


                            INVESTMENT MANAGEMENT SERVICES

          Services

               Under the Management Agreement, T. Rowe Price provides the Fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price provides the Fund with certain corporate administrative services, including: maintaining the Fund's corporate existence and corporate records; registering and qualifying Fund shares under federal and state laws; monitoring the financial, accounting, and administrative functions of the Fund; maintaining liaison with the agents employed by the Fund such as the Fund's custodian and transfer agent; assisting the Fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the Fund without cost to the Fund.

               The Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

          All Funds, Except Equity Index Fund

          Management Fee



















          PAGE 76
               The Fund pays T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described below.

               The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                     Price Funds'
                                Annual Group Base Fee
                            Rate for Each Level of Assets

                              0.480%      First $1 billion
                              0.450%      Next $1 billion
                              0.420%      Next $1 billion
                              0.390%      Next $1 billion
                              0.370%      Next $1 billion
                              0.360%      Next $2 billion
                              0.350%      Next $2 billion
                              0.340%      Next $5 billion
                              0.330%      Next $10 billion
                              0.320%      Next $10 billion
                              0.310%      Thereafter

              For the purpose of calculating the Group Fee, the Price
          Funds include all the mutual funds distributed by T. Rowe Price Investment Services, Inc., (excluding T. Rowe Price Spectrum Fund, Inc. and any institutional or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the Fund's prospectus as of the close of business on the previous business day on which the Fund was open for business.

              The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each


















          PAGE 77
          month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the Fund for that day, as determined in accordance with the Fund's prospectus as of the close of business on the previous business day on which the Fund was open for business. The individual fund fees for each Fund are listed in the chart below:
                                               Individual Fund Fees

          Balanced Fund                              0.15%
          Blue Chip Growth Fund                      0.30%
          Capital Appreciation Fund                  0.30%
          Capital Opportunity Fund                   0.45%
          Dividend Growth Fund                       0.20%
          Equity Income Fund                         0.25%
          Growth & Income Fund                       0.25%
          Growth Stock Fund                          0.25%
          Equity Index Fund                          0.20%
             Health Sciences Fund                  0.35%
          Mid-Cap Growth Fund                        0.35%
          New America Growth Fund                    0.35%
          New Era Fund                               0.25%
          New Horizons Fund                          0.35%
          OTC Fund                                   0.45%
          Science & Technology Fund                  0.35%
          Small-Cap Value Fund                       0.35%
          Value Fund                                 0.35%

              The following chart sets forth the total management fees, if any, paid to T. Rowe Price by each Fund, during the last three years:

          Fund                        1994          1993          1992

          Balanced                $1,969,227   $ 1,169,038   $   158,000
          Blue Chip Growth            76,000            **             *
          Capital Appreciation     4,161,612     2,740,545     1,539,000
          Capital Opportunity             **             *             *
          Dividend Growth            107,000            **             *
          Equity Income           17,847,000    15,155,000    10,430,000
          Equity Index               156,349            **            **
          Growth & Income          5,984,000     5,209,000     3,693,000
          Growth Stock            11,981,872    11,117,706    11,217,000
          Mid-Cap Growth             545,000       153,000            **
          New America Growth       4,395,000     3,989,000     2,385,000
          New Era                  5,272,000     4,366,000     4,337,000


















          PAGE 78
          New Horizons            11,402,554    10,367,727     9,589,000
          OTC                      1,534,235     1,547,061     1,858,000
          Science & Technology     4,467,208     2,841,791     1,479,000
          Small-Cap Value          3,047,508     2,963,580     1,165,000
          Value                           **             *             *

          *  Prior to commencement of operations.
          ** Due to each Fund's expense limitation in effect at that time, no management fees were paid by the Funds to T. Rowe Price.

          Limitation on Fund Expenses

              The Management Agreement between the Fund and T. Rowe Price provides that the Fund will bear all expenses of its operations not specifically assumed by T. Rowe Price. However, in compliance with certain state regulations, T. Rowe Price will reimburse the Fund for certain expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of the Fund's assets, and 1.5% of net assets in excess of $100 million. Reimbursement by the Fund to T. Rowe Price of any expenses paid or assumed under a state expense limitation may not be made more than two years after the end of the fiscal year in which the expenses were paid or assumed.

          Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Index, Health Sciences, Mid-Cap Growth, New America Growth, Science & Technology, Small-Cap Value, Value Fund

              The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any Fund expenses which would cause the Fund's ratio of expenses to average net assets to exceed the indicated percentage limitations. The expenses borne by T. Rowe Price are subject to reimbursement by the Fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the Fund's expense ratio exceeding its applicable limitation.

                                             Expense
                            Limitation       Ratio        Reimbursement
           Fund               Period         Limitation       Date

          Balanced          January 1, 1993-   1.00%     December 31, 1996


















          PAGE 79
                            December 31, 1994
          Blue Chip
           Growth(a)        January 1, 1995-   1.25%     December 31, 1998
                            December 31, 1996
          Capital
           Appreciation     January 1, 1990-   1.25%     December 31, 1995
                            December 31, 1993
          Capital
           Opportunity      November 29, 1994- 1.35%     December 31, 1998
                            December 31, 1996
          Dividend
           Growth(b)        January 1, 1995-   1.10%     December 31, 1998
                            December 31, 1996
          Equity Index(c)   January 1, 1994-   0.45%     December 31, 1997
                            December 31, 1995
             Health Sciences
                            December 28, 1995  1.35%     December 31, 1999
                            December 31, 1997
          Mid-Cap Growth(d) January 1, 1994-   1.25%     December 31, 1997
                            December 31, 1995
          New America
           Growth           January 1, 1990-   1.25%     December 31, 1995
                            December 31, 1993
          Science &
           Technology       January 1, 1992-   1.25%     December 31, 1995
                            December 31, 1993
          Small-Cap
           Value            January 1, 1992-   1.25%     December 31, 1995
                            December 31, 1993
          Value             September 29,1994- 1.10%     December 31, 1998
                            December 31, 1996

          (a) The Blue Chip Growth Fund previously operated under a 1.25% limitation that expired December 31, 1994. The reimbursement period for this limitation extends through December 31, 1996.
          (b) The Dividend Growth Fund previously operated under a 1.00% limitation that expired December 31, 1994. The reimbursement period for this limitation extends through December 31, 1996.
          (c) The Equity Index Fund previously operated under a 0.45% limitation that expired December 31, 1993. The reimbursement period for this limitation extends through December 31, 1995.
          (d) The Mid-Cap Growth Fund previously operated under a 1.25% limitation that expired December 31, 1993. The reimbursement period for this limitation extends through December 31, 1995.

          Each of the above-referenced Fund's Management Agreement also provides that one or more additional expense limitation periods


















          PAGE 80
          (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the Fund may reimburse T. Rowe Price, provided the reimbursement does not result in the Fund's aggregate expenses exceeding the additional expense limitation.

              Pursuant to the Balanced Fund's current and past expense limitation, $280,000 of management fees were not accrued by the Fund for the year ended December 31, 1993. Pursuant to the previous expense limitation, $280,000 remains subject to reimbursement through December 31, 1996.

              Pursuant to the Blue Chip Growth Fund's current expense limitation, $130,000 of management fees for the year ended December 31, 1994 and $83,000 of 1993 management fees and expenses were not accrued by the Fund and subject to future reimbursement.

              Pursuant to the Dividend Growth Fund's current expense limitation, $151,000 of management fees were not accrued by the Fund for the period ended December 31, 1994. Additionally, $229,000 of unaccrued fees and expenses from the prior period are subject to reimbursement through December 31, 1996.

              Pursuant to the Equity Index Fund's current expense limitation, $264,000 of management fees were not accrued by the Fund for the year ended December 31, 1994. Additionally, $651,000 of unaccrued fees and expenses related to a previous expense limitation are subject to reimbursement through December 31, 1995.

              Pursuant to Mid-Cap Growth Fund's current expense limitation, $66,000 of management fees were not accrued by the Fund for the year ended December 31, 1994. Additionally, $228,000 of unaccrued fees and expenses from 1992 and 1993 related to a previous agreement are subject to reimbursement through December 31, 1995.

              Pursuant to Capital Opportunity Fund's current expense limitation, $1,443 of management fees were not accrued by the fund for the period ended December 31, 1994, and $6,224 other expenses were borne by T. Rowe Price.

              Pursuant to the Value Fund's current expense limitation, $9,926 of management fees were not accrued by the fund for the



















          PAGE 81
          period ended December 31, 1994, and $35,300 of other expenses were borne by T. Rowe Price.

          Capital Appreciation Fund

          Management Fee

              The Fund pays T. Rowe Price a fee ("Fee") which consists of three components: a Group Management Fee ("Group Fee"), an Individual Fund Fee ("Fund Fee") and a performance fee adjustment ("Performance Fee Adjustment") based on the performance of the Fund relative to the Standard & Poor's 500 Stock Index (the "Index"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described below. The performance adjustment for the year ended December 31, 1994, increased management fees by $333,000.

              The Monthly Group Fee and Monthly Fund Fee are combined (the "Combined Fee") and are subject to a Performance Fee Adjustment, depending on the total return investment performance of the Fund relative to the total return performance of the Standard & Poor's 500 Stock Composite Index (the "Index") during the previous thirty-six (36) months. The Performance Fee Adjustment is computed as of the end of each month and if an adjustment results, is added to, or subtracted from the Combined Fee. No Performance Fee Adjustment is made to the Combined Fee unless the investment performance ("Investment Performance") of the Fund (stated as a percent) exceeds, or is exceeded by, the investment record ("Investment Record") of the Index (stated as a percent) by at least one full point. (The difference between the Investment Performance and Investment Record will be referred to as the Investment Performance Differential.) The Performance Fee Adjustment for any month is calculated by multiplying the rate of the Performance Fee Adjustment ("Performance Fee Adjustment") (as determined below) achieved for the 36-month period, times the average daily net assets of the Fund for such 36-month period and dividing the product by 12. The Performance Fee Adjustment Rate is calculated by multiplying the Investment Performance Differential (rounded downward to the nearest full point) times a factor of .02%. Regardless of the Investment Performance Differential, the Performance Fee Adjustment Rate shall not exceed .30%. the same period.

                                       Example




















          PAGE 82
              For example, if the Investment Performance Differential was 11.6, it would be rounded to 11. The Investment Performance Differential of 11 would be multiplied by .02% to arrive at the Performance Fee Adjustment Rate of .22%. The .22% Performance Fee Adjustment Rate would be multiplied by the fraction of 1/12 and that product would be multiplied by the Fund's average daily net assets for the 36-month period to arrive at the Performance Fee Adjustment.

              The computation of the Investment Performance of the Fund and the Investment Record of the Index will be made in accordance with Rule 205-1 under the Investment Advisers Act of 1940 or any other applicable rule as, from time to time, may be adopted or amended. These terms are currently defined as follows:

              The Investment Performance of the Fund is the sum of: (i) the change in the Fund's net asset value per share during the period;
          (ii) the value of the Fund's cash distributions per share having an exdividend date occurring within the period; and (iii) the per share amount of any capital gains taxes paid or accrued during such period by the Fund for undistributed, realized long-term capital gains.

              The Investment Record of the Index is the sum of: (i) the change in the level of the Index during the period; and (ii) the value, computed consistently with the Index, of cash distributions having an exdividend date occurring within the period made by companies whose securities comprise the Index.

          Equity Index Fund

          Management Fee

              The Fund pays T. Rowe Price an annual investment management fee in monthly installments of .20% of the average daily net asset value of the Fund. Due to the effect of the Fund's expense limitation, for the years ended December 31, 1993, and December 31, 1992, the Fund did not pay T. Rowe Price an investment management fee.

          Equity Income, Growth & Income, Growth Stock, New Era, and New Horizons Funds

          T. Rowe Price Spectrum Fund, Inc.




















          PAGE 83
              The Fund is a party to a Special Servicing Agreement ("Agreement") between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, T. Rowe Price Services, Inc. and various other T. Rowe Price funds which, along with the Fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

              The Agreement provides that, if the Board of Directors/Trustees of any Underlying Price Fund determines that such Underlying Fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the Underlying Price Fund from the operation of Spectrum Fund, the Underlying Price Fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no Underlying Price Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Price Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Underlying Price Funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

          All Funds

                                 DISTRIBUTOR FOR FUND

              T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price, serves as the Fund's distributor. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous.

              Investment Services is located at the same address as the Fund and T. Rowe Price -- 100 East Pratt Street, Baltimore, Maryland 21202.

              Investment Services serves as distributor to the Fund pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the Fund will pay all fees and expenses in connection with: registering and qualifying its shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to


















          PAGE 84
          shareholders; and issuing its shares, including expenses of confirming purchase orders.

              The Underwriting Agreement provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling Fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling Fund shares, except for those fees and expenses specifically assumed by the Fund. Investment Services' expenses are paid by T. Rowe Price.

              Investment Services acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are qualified and in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for Fund shares at net asset value. No sales charges are paid by investors or the Fund.

          All Funds

                                      CUSTODIAN

              State Street Bank and Trust Company is the custodian for the Fund's securities and cash, but it does not participate in the Fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. The Fund (other than Equity Index Fund) has entered into a Custodian Agreement with The Chase Manhattan Bank, N.A., London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved by the Fund's Board of Directors/Trustees in accordance with regulations under the Investment Company Act of 1940. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110. The address for The Chase Manhattan Bank, N.A., London is Woolgate House, Coleman Street, London, EC2P 2HD, England.


                                    CODE OF ETHICS




















          PAGE 85
              The Fund's investment adviser (T. Rowe Price) has a written Code of Ethics which requires all employees to obtain prior clearance before engaging in any personal securities transactions. In addition, all employees must report their personal securities transactions within ten days of their execution. Employees will not be permitted to effect transactions in a security: If there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price's rating of the security within five days; or the security is subject to internal trading restrictions. In addition, employees are prohibited from engaging in short-term trading (e.g., purchases and sales involving the same security within 60 days). Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

                                PORTFOLIO TRANSACTIONS

          Investment or Brokerage Discretion

              Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.

          How Brokers and Dealers are Selected

              Equity Securities

              In purchasing and selling the Fund's portfolio securities, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers,
          T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational


















          PAGE 86
          capabilities of competing brokers and dealers, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

              Fixed Income Securities

              Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

              With respect to equity and fixed income securities, T. Rowe Price may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

          How Evaluations are Made of the Overall Reasonableness of Brokerage Commissions Paid

              On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates, T. Rowe Price considers: (a) historical commission rates, both before and since rates have been fully negotiable; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.




















          PAGE 87
          Description of Research Services Received from Brokers and
          Dealers

              T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers.

              Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

              T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of
          Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event,
          T. Rowe Price makes a good faith determination of the anticipated



















          PAGE 88
          research and non-research use of the product or service and allocates brokerage only with respect to the research component.

          Commissions to Brokers who Furnish Research Services

              Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in
          Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Funds participate.

          Internal Allocation Procedures

              T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

              Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in



















          PAGE 89
          response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

          Miscellaneous

              T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-Fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the Fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the Fund.

              From time to time, orders for clients may be placed through a computerized transaction network.

              The Fund does not allocate business to any broker-dealer on the basis of its sales of the Fund's shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

              Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the Fund. T. Rowe Price may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution which generally


















          PAGE 90
          results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

              To the extent possible, T. Rowe Price intends to recapture solicitation fees paid in connection with tender offers through
          T. Rowe Price Investment Services, Inc., the Fund's distributor. At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling-group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.

          Transactions with Related Brokers and Dealers

              As provided in the Investment Management Agreement between the Fund and T. Rowe Price, T. Rowe Price is responsible not only for making decisions with respect to the purchase and sale of the Fund's portfolio securities, but also for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. It is expected that T. Rowe Price may place orders for the Fund's portfolio transactions with broker-dealers through the same trading desk T. Rowe Price uses for portfolio transactions in domestic securities. The trading desk accesses brokers and dealers in various markets in which the Fund's foreign securities are located. These brokers and dealers may include certain affiliates of Robert Fleming Holdings Limited ("Robert Fleming Holdings") and Jardine Fleming Group Limited ("JFG"), persons indirectly related to T. Rowe Price. Robert Fleming Holdings, through Copthall Overseas Limited, a wholly-owned subsidiary, owns 25% of the common stock of Rowe Price-Fleming International, Inc. ("RPFI"), an investment adviser registered under the Investment Advisers Act of 1940. Fifty percent of the common stock of RPFI is owned by TRP Finance, Inc., a wholly-owned subsidiary of T. Rowe Price, and the remaining 25% is owned by Jardine Fleming Holdings Limited, a subsidiary of JFG. JFG is


















          PAGE 91
          50% owned by Robert Fleming Holdings and 50% owned by Jardine Matheson Holdings Limited. Orders for the Fund's portfolio transactions placed with affiliates of Robert Fleming Holdings and JFG will result in commissions being received by such affiliates.

              The Board of Directors/Trustees of the Fund has authorized T. Rowe Price to utilize certain affiliates of Robert Fleming and JFG in the capacity of broker in connection with the execution of the Fund's portfolio transactions. These affiliates include, but are not limited to, Jardine Fleming Securities Limited ("JFS"), a wholly-owned subsidiary of JFG, Robert Fleming & Co. Limited ("RF&Co."), Jardine Fleming Australia Securities Limited, and Robert Fleming, Inc. (a New York brokerage firm). Other affiliates of Robert Fleming Holding and JFG also may be used. Although it does not believe that the Fund's use of these brokers would be subject to Section 17(e) of the Investment Company Act of 1940, the Board of Directors/Trustees of the Fund has agreed that the procedures set forth in Rule 17e-1 under that Act will be followed when using such brokers.

          Other

              For the years 1994, 1993, and 1992, the total brokerage commissions paid by each Fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of each Fund, or, in some cases, to each Fund, was as shown below.



































          PAGE 92
                            1994              1993             1992

           Fund      Commissions   %   Commissions  %   Commissions  %

          Balanced    $258,006  18.1%$   91,678  46.1% $  162,000  46%
          Blue Chip
           Growth      219,539  11.9%   177,317    10%          *    *
          Capital
           Apprec-
           iation      828,822  67.4% 1,141,732 45.28%    439,000  55%
          Capital
           Oppor-
           tunity        7,857   7.2%         *      *          *    *
          Dividend
           Growth      294,479  15.9%   282,409    22%          *    *
          Equity
           Income    4,511,187  48.4% 4,660,406 42.12%  3,419,000  37%
          Growth &
           Income    2,550,364  23.7% 2,814,544  26.9%  2,218,000  24%
          Growth
           Stock     4,002,616  51.6% 3,983,572  40.4%  3,392,000  41%
          Equity
           Index        21,198  3.27%    20,978   8.6%     39,000 2.8%
          Mid-Cap
           Growth      349,991  30.8%   441,166  18.9%    119,000  39%
          New America
           Growth    1,646,550  23.7% 2,345,540  17.6%   1,349,00  20%
          New Era    1,863,739  35.8% 1,758,270 28.03%    299,000  95%
          New
           Horizons  5,246,463  10.0% 7,336,582   8.2%  4,810,000  13%
          OTC          584,525   4.6%   776,333  6.68%    120,000 35.83%
          Science &
           Tech-
           nology    1,272,479  45.4% 2,186,853 23.97%    861,000  19%
          Small-Cap
           Value       512,452 26.28%   995,993  11.4%    661,00026.2%
          Value         30,478  14.9%         *      *          *    *

          *  Prior to commencement of operations.

              On December 31, 1994, Blue Chip Growth held commercial paper of Morgan Stanley Group with a value of $500,000. In 1994, the Morgan Stanley Group was among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.




















          PAGE 93
              On December 31, 1994, the Equity Index Fund held common stock of the following regular brokers or dealers of the Fund: Bankers Trust New York, Citicorp, Merrill Lynch, J.P. Morgan, and Salomon Brothers, respectively, with a value of $306,000, $1,125,000, $485,000, $757,000, and $278,000 respectively. In 1994, Bankers
          Trust New York, Citicorp, Merrill Lynch, J.P. Morgan, and Salomon Brothers were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.




              On December 31, 1994, the Growth & Income Fund held common stocks of the following regular broker dealers of the Fund: Bear Stearns, Lehman Brothers and Citicorp, respectively, with a value of $8,173,000, $1,623,000, and $10,311,000 respectively. The
          Fund also held commercial paper of Morgan Stanley with a value of $10,007,000. In 1994, Bear Stearns, Lehman Brothers, Citicorp, and Morgan Stanley were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

              On December 31, 1994, the Growth Stock Fund held commercial paper of Morgan Guaranty and Morgan Stanley, with a value of $9,910,000 and $10,000,000, respectively. In 1994 both Morgan Guaranty and Morgan Stanley were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

              On December 31, 1993, the New Era Fund held commercial paper of the following regular broker or dealer of the Fund Societe Generale with a value of $10,002,000. In 1994, Societe Generale among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

              On December 31, 1994, the New Horizons Fund held common stocks of the following regular broker dealers of the Fund:
          Alex. Brown, Legg Mason, Raymond James Financial and Charles Schwab, respectively, with a value of $3,038,000, $5,844,000, $3,919,000, and $6,975,000, respectively. In 1994, Alex. Brown,
          Legg Mason, Raymond James Financial, and Charles Schwab were among the Funds regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

              On December 31, 1994, the Small-Cap Value Fund held common stocks of the following regular brokers or dealers of the Fund Quick & Reilly and Piper, Jaffray, respectively with a value of


















          PAGE 94
          $2,503,000 and $52,000, respectively. The Fund also held commercial paper of Societe Generale with a value of $1,000,000. In 1994, Quick & Reilly, Piper, Jaffray, and Societe Generale were among the Fund's regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act of 1940.

              The portfolio turnover rate for each Fund for the years ended 1994, 1993, and 1992, was as follows:

























































          PAGE 95
           Fund                         1994         1993         1992

          Balanced                      33.3%         8.7%       207.7%
          Blue Chip Growth              75.0%        89.0%*       **
          Capital Appreciation          43.6%        39.4%        30.3%
          Capital Opportunity          134.5%        **           **
          Dividend Growth               71.4%        51.2%*       **
          Equity Income                 36.3%        31.2%        30.0%
          Growth & Income               25.6%        22.4%        29.9%
          Growth Stock                  54.0%        35.3%        27.4%
          Equity Index                   1.3%         0.8%         0.1%
          Mid-Cap Growth                48.7%        62.4%        51.9%*
          New America Growth            31.0%        43.7%        26.4%
          New Era                       24.7%        24.7%        16.9%
          New Horizons                  44.3%        49.4%        49.6%
          OTC                           41.9%        40.8%        30.7%
          Science & Technology         113.3%       163.4%       144.3%
          Small-Cap Value               21.4%        11.8%        12.1%
          Value                         30.8%        **           **

          *  Annualized.
          ** Prior to commencement of operations.

          All Funds

                                PRICING OF SECURITIES

              Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors/Trustees, or by persons delegated by the Board, best to reflect fair value.

              Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost in local currency which, when combined with accrued interest, approximates fair value.




















          PAGE 96
              For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

              Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the Fund, as authorized by the Board of Directors/Trustees.

          All Funds

                              NET ASSET VALUE PER SHARE

              The purchase and redemption price of the Fund's shares is equal to the Fund's net asset value per share or share price. The Fund determines its net asset value per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the Fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

              Determination of net asset value (and the offering, sale redemption and repurchase of shares) for the Fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or
          (d) exist.



















          PAGE 97
                             DIVIDENDS AND DISTRIBUTIONS

              Unless you elect otherwise, the Fund's annual dividend and capital gain distribution, if any, and final quarterly dividend (Balanced, Dividend Growth, Equity Income, Equity Index, Growth & Income and Value Funds) will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by about 10 days although the exact timing is subject to change.


                                      TAX STATUS

              The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code").

              A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. The Fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid federal income tax.

              At the time of your purchase, the Fund's net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains. On March 31, 1995, the books of each Fund indicated that each Fund's aggregate net assets included undistributed net income, net realized capital gains or losses, and unrealized appreciation or depreciation which are listed below.
























          PAGE 98
                                                 Net Realized
                                Undistributed    Capital Gain   Unrealized
            Fund                  Net Income       (Losses)    Appreciation

          Balanced             $  (83,686)      $   316,645   $ 29,567,472
          Blue Chip Growth         185,558          109,867      5,820,635
          Capital Appreciation   6,740,467       10,341,381     45,851,271
          Dividend Growth         (12,734)          379,264      4,184,373
          Equity Income          1,175,502       56,048,432    338,468,435
          Growth & Income          340,978       18,415,537    176,116,104
          Growth Stock           6,586,867       31,714,716    587,273,177
          Equity Index            (63,636)        2,194,260     34,243,167
          Mid-Cap Growth            18,268        3,674,039     13,331,522
          New America Growth   (1,096,394)        7,131,760    175,233,961
          New Era                5,310,228       14,799,185    241,440,919
          New Horizons         (1,976,445)       66,391,457    528,802,650
          OTC                      479,728        4,573,331     38,718,634
          Science & Technology     190,429       57,994,132    194,414,711
          Small-Cap Value        1,254,774        5,273,682     72,663,735

              If, in any taxable year, the Fund should not qualify as a regulated investment company under the Code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to shareholders; and (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).

          Taxation of Foreign Shareholders

              The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

          All Funds, Except Equity Index Fund

              To the extent the Fund invests in foreign securities, the following would apply:



















          PAGE 99
          Passive Foreign Investment Companies

              The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition to bearing their proportionate share of the funds expenses (management fees and operating expenses) shareholders will also indirectly bear similar expenses of such funds. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains were distributed to shareholders.

              In accordance with tax regulations, the Fund intends to treat these securities as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

          Foreign Currency Gains and Losses

              Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the Fund will be increased. If the result is a loss, the income dividend paid by the Fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the Fund's taxable year.


          All Funds

                                INVESTMENT PERFORMANCE

          Total Return Performance

              The Fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value


















          PAGE 100
          of a static account in the Fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gains dividends. The results shown are historical and should not be considered indicative of the future performance of the Fund. Each average annual compound rate of return is derived from the cumulative performance of the Fund over the time period specified. The annual compound rate of return for the Fund over any other period of time will vary from the average.

                       Cumulative Performance Percentage Change

                                   1 Yr.    5 Yrs.    10 Yrs.      Since
                                   Ended     Ended     Ended     Inception-
                                  12/31/94 12/31/94   12/31/94    12/31/94

          S&P 500                    1.32%   51.74%    281.99%
          Dow Jones
            Industrial Avg.          4.98    63.03     349.26
          CPI                        2.95    19.03      42.55

          Balanced Fund             -2.05%   56.37%    225.31%  19,949.10%
                                                                (12/31/39)
          Lipper Balanced
            Fund Index              -2.20    47.08     197.96      N/A
          Lehman Brothers
            Aggregate Index         -2.92    44.64     158.48      N/A
          Salomon Brothers Broad
            Investment Grade Index  -2.85    45.35     160.27      N/A

          Blue Chip Growth Fund      0.80   N/A        N/A          15.24
                                                                (6/30/93)
          Capital Appreciation Fund  3.80    57.64     N/A         166.17
                                                                (6/30/86)
          Lipper Capital Appreciation
            Funds Average           -3.38    54.58     228.09      104.53

          Dividend Growth Fund       2.16   N/A        N/A          21.99
                                                               (12/30/92)
          Equity Income Fund         4.53    59.99     N/A         235.30
                                                               (10/31/85)
          Lipper Equity Income
            Fund Average            -2.54    42.48     197.76      160.18






















          PAGE 101
          Equity Index Fund          1.01    68.45     N/A          53.56%
                                                                 (3/30/90)
          Lehman Brothers
           Aggregate Index          -2.92    44.64     158.48       45.80
          Salomon Brothers Broad
           Investment Grade Index   -2.85    45.35     160.27       46.46

          Growth & Income Fund      -0.15    52.03     180.56      291.80
                                                               (12/21/82)
          Lipper Growth and Income
            Fund Index              -0.72    51.98     240.60      331.48*

          Growth Stock Fund          0.89    58.23     259.75   10,565.85
                                                                (4/11/50)
          Mid-Cap Growth Fund        0.29   N/A        N/A          57.67
                                                                (6/30/92)
          Russell 2000              -1.82    62.51     198.11       38.00

          S&P 400 Mid-Cap Index     -3.58    75.11     342.82       27.55
          NASDAQ Composite          -3.20    65.33     204.01       33.42
          Lipper Growth
            Fund Index              -1.77    54.95     251.79       24.58
          Lipper Growth Fund
            Category Average        -2.17    53.00     239.11       21.38

          New America Growth Fund   -7.43    69.79     N/A         241.87
                                                                (9/30/85)
          Lipper Growth
            Fund Index              -1.77    54.95     251.79      213.46

          New Era Fund               5.17    29.62     199.80     1099.49
                                                                (1/20/69)
          Lipper Natural Resources
            Funds Average           -4.09    15.93     149.96      N/A

          New Horizons Fund          0.30    86.27     208.61    3,598.51
                                                                 (6/3/60)
          OTC Fund                   0.08    48.78     179.66%  14,359.79
                                                                 (6/1/56)

          Science & Technology Fund 15.79   169.99     N/A         246.77
                                                                (9/30/87)
          Lipper Science and
            Technology Index        10.26   103.48     264.02      107.93
          Russell 2000              -1.82    62.51     198.11       67.37




















          PAGE 102
          Small-Cap Value Fund      -1.38    74.98     N/A          98.73
                                                                (6/30/88)
          Russell 2000              -1.82    62.51     198.11       85.89

          NASDAQ Composite          -3.20    65.33     204.01      N/A
          Lipper Small Company
            Growth Funds Average    -0.72    78.57     270.64      117.19

                       Average Annual Compound Rates of Return

                                   1 Yr.    5 Yrs.    10 Yrs.      Since
                                   Ended     Ended     Ended     Inception-
                                  12/31/94 12/31/94   12/31/94    12/31/94

          S&P 500                    1.32%    8.70%     14.34%
          Dow Jones
            Industrial Avg.          4.98    10.27      16.21
          CPI                        2.95     3.55       3.61

          Blue Chip Growth Fund      0.80   N/A        N/A           9.88
                                                                (6/30/93)
          Balanced Fund              8.43    11.04      12.54       10.19
                                                               (12/31/39)
          Lipper Balanced
            Fund Index              -2.20     8.02      11.54      N/A
          Lehman  Brothers
            Aggregate Index         -2.92     7.66       9.96      N/A
          Salomon Brothers Broad
            Investment Grade Index  -2.85     7.77      10.04      N/A

          Capital Appreciation Fund  3.80     9.53     N/A          12.20
                                                                (6/30/86)
          Lipper Capital Appreciation
            Funds Average           -3.38     8.70      11.83        8.17

          Dividend Growth Fund       2.16   N/A        N/A          10.45
                                                               (12/30/92)
          Equity Income Fund         4.53     9.85     N/A          14.11
                                                               (10/31/85)
          Lipper Equity Income
            Fund Average            -2.54     7.23      11.21       10.69
























          PAGE 103
          Equity Index Fund          1.01   N/A        N/A           9.44%
                                                                  (3/30/90)
          Lehman Brothers
           Aggregate Index          -2.92     7.66       9.96        8.25
          Salomon Brothers Broad
           Investment Grade Index   -2.85     7.77      10.04        8.36

          Growth & Income Fund      -0.15     8.74      10.87       12.02
                                                                 (12/21/82)
          Lipper Growth and Income
            Fund Index              -0.72     8.73      13.04       12.96*
          Growth Stock Fund          0.89     9.61      13.66       11.01
                                                                  (4/11/50)

          Mid-Cap Growth Fund        0.29   N/A        N/A          19.95
                                                                  (6/30/92)
          Russell 2000              -1.82    10.20      11.54       13.74
          S&P 400 Mid-Cap Index     -3.58    11.86      16.04       10.21
          NASDAQ                    -3.20    10.58      11.76       12.21
          Lipper Growth
            Fund Index              -1.77     9.15      13.40        9.19
          Lipper Growth Fund
            Category Average        -2.17     8.59      12.55        7.87

          New America Growth Fund   -7.43    11.17     N/A          14.21
                                                                 (9/30/85)
          Lipper Growth
            Fund Index              -1.77     9.15      13.40       13.15
          New Era Fund               5.17     5.33      11.60       10.05
                                                                 (1/20/69)
          Lipper Natural Resources
            Funds Average           -4.09     2.84       9.37      N/A

          New Horizons Fund          0.30    13.25      11.93       11.01
                                                                  (6/3/60)
          OTC Fund                   0.08     8.27      10.83       13.76
                                                                  (6/1/56)

          Science & Technology Fund 15.79    21.98     N/A          18.71
                                                                 (9/30/87)
          Lipper Science and
            Technology Index        10.26    15.27      13.79       10.62
          Russell 2000              -1.82    10.20      11.54        7.36






















          PAGE 104
          Small-Cap Value Fund      -1.38    11.84     N/A          11.14
                                                                 (6/30/88)
          Russell 2000              -1.82    10.20      11.54       10.00
          S&P 400 Mid-Cap           -3.58    11.86      16.04       14.46

          NASDAQ Composite          -3.20    10.58      11.76      N/A
          Lipper Small Company
            Growth Funds Average    -0.72    11.88      13.51      N/A

          Outside Sources of Information

            From time to time, in reports and promotions literature: (1) the Fund's total return performance or P/E ratio may be compared to any one or combination of the following: (i) the Standard & Poor's 500 Stock Index so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the stock market in general; (ii) other groups of mutual funds, including T. Rowe Price Funds, tracked by: (A) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds by overall performance, investment objective and assets; or (C) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) indices of stocks comparable to those in which the Fund invests; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the


















          PAGE 105
          particular industry or sector. In connection with (5) above, information derived from the following chart may be used:

                              IRA Versus Taxable Return

            Assuming 9% annual rate of return, $2,000 annual contribution and 28% tax bracket.

                     Year          Taxable       Tax Deferred

                       10        $ 28,700        $  33,100
                       15          51,400           64,000
                       20          82,500          111,500
                       25         125,100          184,600
                       30         183,300          297,200

          IRAs

               An IRA is a long-term investment whose objective is to accumulate personal savings for retirement. Due to the long-term nature of the investment, even slight differences in performance will result in significantly different assets at retirement. Mutual funds, with their diversity of choice, can be used for IRA investments. Generally, individuals may need to adjust their underlying IRA investments as their time to retirement and tolerance for risk changes.

               The Balanced Fund may also compare its performance or yield to a variety of fixed income investments (e.g., repos, CDs, Treasury bills) and other measures of performance set forth in financial publications maintained by persons such as the Donoghue Organization, Merrill Lynch, Pierce Fenner & Smith, Inc., Salomon Brothers, Inc. etc.

          Other Features and Benefits

               The Fund is a member of the T. Rowe Price Family of Funds and may help investors achieve various long-term investment goals, such as investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the Fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price Associates, Inc. and/or T. Rowe Price Investment Services, Inc. may be made available. These currently include: the Asset Mix Worksheet which is designed to show shareholders how to reduce their investment risk by developing a diversified investment plan; the


















          PAGE 106
          College Planning Guide which discusses various aspects of financial planning to meet college expenses and assists parents in projecting the costs of a college education for their children; the Retirement Planning Kit (also available in a PC version) includes a detailed workbook to determine how much money you may need for retirement and suggests how you might invest to achieve your objectives; and the Retirees Financial Guide which includes a detailed workbook to determine how much money you can afford to spend and still preserve your purchasing power and suggests how you might invest to reach your goal; Tax Considerations for Investors discusses the tax advantages of annuities and municipal bonds and how to access whether they are suitable for your portfolio, reviews pros and cons of placing assets in a gift to minors account and summarizes the benefits and types of tax-deferred retirement plans currently available and the Personal Strategy Planner simplifies investment decision making by helping investors define personal financial goals, established length of time the investor intends to invest, determine risk "comfort zone" and select a diversified investment mix. From time to time, other worksheets and guides may be made available as well. Of course, an investment in the Fund cannot guarantee that such goals will be met.

               To assist investors in understanding the different returns and risk characteristics of various investments, the aforementioned guides will include presentation of historical returns of various investments using published indices. An example of this is shown below.





































          PAGE 107
                     Historical Returns for Different Investments

          Annualized returns for periods ended 12/31/94

                                    50 years   20 years  10 years 5 years

          Small-Company Stocks        14.4%      20.3%     11.1%    11.8%

          Large-Company Stocks        11.9       14.6      14.4      8.7

          Foreign Stocks               N/A       16.3      17.9      1.8

          Long-Term Corporate Bonds    5.3       10.0      11.6      8.4

          Intermediate-Term U.S.
            Gov't. Bonds               5.6        9.3       9.4      7.5

          Treasury Bills               4.7        7.3       5.8      4.7

          U.S. Inflation               4.5        5.5       3.6      3.5

          Sources: Ibbotson Associates, Morgan Stanley. Foreign stocks reflect performance of The Morgan Stanley Capital International EAFE Index, which includes some 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. This chart is for illustrative purposes only and should not be considered as performance for, or the annualized return of, any T. Rowe Price Fund. Past performance does not guarantee future results.

             Also included will be various portfolios demonstrating how these historical indices would have performed in various combinations over a specified time period in terms of return. An example of this is shown below.































          PAGE 108
                        Performance of Retirement Portfolios*


                      Asset Mix      Average Annualized         Value
                                      Returns 20 Years            of
                                       Ended 12/31/94          $10,000
                                                              Investment
                                                             After Period
                   ________________  __________________      ____________

                                         Nominal  Real   Best Worst
          Portfolio Growth Income Safety Return Return** Year Year

          I.   Low
               Risk   40%   40%    20%   12.4%   6.9%   24.9%  0.1%$ 92,515

          II.  Moderate
               Risk   60%   30%    10%   13.5%   8.1%   29.1% -1.8%$118,217

          III. High
               Risk   80%   20%     0%   14.5%   9.1%   33.4% -5.2%$149,200

          Source: T. Rowe Price Associates; data supplied by Lehman Brothers, Wilshire Associates, and Ibbotson Associates.

          * Based on actual performance for the 20 years ended 1994 of stocks (85% Wilshire 5000 and 15% Europe, Australia, Far East [EAFE] Index), bonds (Lehman Brothers Aggregate Bond Index from 1976-94 and Lehman Brothers Government/Corporate Bond Index from 1975), and 30-day Treasury bills from January 1975 through December 1994. Past performance does not guarantee future results. Figures include changes in principal value and reinvested dividends and assume the same asset mix is maintained each year. This exhibit is for illustrative purposes only and is not representative of the performance of any T. Rowe Price fund.
          ** Based on inflation rate of 5.5% for the 20-year period ended 12/31/94.

          Insights

              From time to time, Insights, a T. Rowe Price publication of reports on specific investment topics and strategies, may be included in the Fund's fulfillment kit. Such reports may include information concerning: calculating taxable gains and losses on mutual fund transactions, coping with stock market volatility,



















          PAGE 109
          benefiting from dollar cost averaging, understanding international markets, investing in high-yield "junk" bonds, growth stock investing, conservative stock investing, value investing, investing in small companies, tax-free investing, fixed income investing, investing in mortgage-backed securities, as well as other topics and strategies.

          Other Publications

              From time to time, in newsletters and other publications issued by T. Rowe Price Investment Services, Inc., reference may be made to economic, financial and political developments in the U.S. and abroad and their effect on securities prices. Such discussions may take the form of commentary on these developments by T. Rowe Price mutual fund portfolio managers and their views and analysis on how such developments could affect investments in mutual funds.



                         Growing income from rising dividends


                                       Chart 1


          A line graph titled "Growing income from rising dividends" which depicts hypothetical income and yield on a original investment of $10,000 in a stock currently yielding 3% and whose dividends grow 8% a year. The chart shows a range of yields from 0% to 15% and income from $0 to $1,500, for five year periods from zero to 20. The yield and income for each of the periods are approximately as listed below.

                      5 Years   10 Years   15 Years    20 Years

          Yield         4%         6%         9%         14%
          Income       $400       $600       $900       $1,400

          Chart depicts hypothetical income and yield on an original investment of $10,000 in a stock currently yielding 3% and whose dividends grow 8% a year.

          Example is for illustrative purposes only and is not indicative of an investment in any T. Rowe Price fund.




















          PAGE 110
          New Horizons, OTC and Small-Cap Value Funds

                        PERFORMANCE OF LARGE VS. SMALL COMPANY
                             STOCKS FOLLOWING RECESSIONS
                     (Total Return For 12 Months After Recession)


                                       Chart 2


              Bar graph appears here comparing large and small company stocks during eight post-recession periods.

                                 Large Company Stocks

          Post-    5/54- 4/58-  2/61-  11/70-  3/75- 7/80- 11/82- 3/91-
          Recession5/55   4/59   2/62  11/71    3/76 7/81  11/83  3/92
          Periods
          ________________________________________________________________
                    36%   38%    13%    11%     28%   14%   26%    11%
          _________________________________________________________________

                                 Small Company Stocks


          Post-    5/54- 4/58-  2/61-  11/70-  3/75- 7/80- 11/82- 3/91-
          Recession5/55   4/59   2/62  11/71    3/76 7/81  11/83  3/92
          Periods
          _________________________________________________________________


                    51%   53%    18%    12%     58%   45%   44%    28%
          _________________________________________________________________
          Source:  T. Rowe Price Associates, Inc.

          Data supplied by Ibbotson Associates

               The average price-earnings (p/e) ratio of the T. Rowe Price New Horizons Fund is a valuation measure widely used by the investment community with respect to small company stocks, and, in the opinion of T. Rowe Price, has been a good indicator of future small-cap stock performance. The following chart is intended to show the history of the average (unweighted) p/e ratio of the New Horizons Fund's portfolio companies compared with the p/e ratio of the Standard & Poor's 500 Index. Of course, the portfolio of the OTC and Small-Cap Value Funds will



















          PAGE 111
          differ from the portfolio of the New Horizons Fund. Earnings per share are estimated by T. Rowe Price for each quarter end.

                        T. ROWE PRICE NEW HORIZONS FUND, INC.
                       P/E Ratio of Fund's Portfolio Securities
                        Relative To The S & P "500" P/E Ratio
                          (12 Months Forward) March 31, 1995

                                       Chart 3

          This is a one line chart that shows the p/e ratio of the New Horizons Fund relative to the p/e ratio of the S&P 500 Stock Index. The ratio between the two p/e's is depicted quarterly from 3/61 to 3/31/95.

               The horizontal axis is divided into two year periods. The vertical axis indicates the relative p/e ratio with 0.5, 1, 1.5, 2 and 2.5 indicated by horizontal lines. The ratio at 3/61 is approximately 2, is at the lowest point in the first quarter of 1977 at approximately 0.95, is at the highest point near the end of 1983 at approximately 2.2, and is at 1.32 on March 31, 1995.

          Source: T. Rowe Price Associates, Inc.

          No-Load Versus Load and 12b-1 Funds

                 Unlike the T. Rowe Price funds, many mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads or "redemption fees" are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.

                 The Fund is a no-load fund which imposes no sales charges or 12b-1 fees. No-load funds are generally sold directly to the public without the use of commissioned sales representatives. This means that 100% of your purchase is invested for you.



















          PAGE 112
          Redemptions in Kind

               In the unlikely event a shareholder were to receive an in kind redemption of portfolio securities of the Fund, brokerage fees could be incurred by the shareholder in a subsequent sale of such securities.

          Issuance of Fund Shares for Securities

               Transactions involving issuance of Fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

          Balanced Fund

              On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the Securities & Exchange Commission requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

          All Funds, Except Capital Appreciation, Equity Income and New America Growth Funds

                                    CAPITAL STOCK

               The Fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the Investment Company Act and other applicable law. The shares of



















          PAGE 113
          any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authorized to issue without shareholder approval.

               Except to the extent that the Fund's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

               Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Fund, a special meeting of shareholders of


















          PAGE 114
          the Fund shall be called by the Secretary of the Fund on the written request of shareholders entitled to cast at least 10% of all the votes of the Fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The Fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Fund to the extent required by
          Section 16(c) of the Investment Company Act of 1940.

          Capital Appreciation, Equity Income and New America Growth Funds

                               ORGANIZATION OF THE FUND

               For tax and business reasons, the Funds' were organized as Massachusetts Business Trusts (1985 for the Equity Income and New America Growth Funds and 1986 for the Capital Appreciation Fund), and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as diversified, open-end investment companies, commonly known as "mutual funds."

               The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board of Trustees may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the Fund. In the event of the liquidation of the Fund, each share is entitled to a pro rata share of the net assets of the Fund.

               Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Pursuant to Section 16(c) of the Investment Company Act of 1940, holders of record of not less than two-thirds of the outstanding shares of the Fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more



















          PAGE 115
          than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

               Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trust may be terminated (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

               Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Declaration of Trust provides for indemnification from Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the Fund, the shareholders of the Fund paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such Fund.


                       FEDERAL AND STATE REGISTRATION OF SHARES

               The Fund's shares are registered for sale under the Securities Act of 1933, and the Fund or its shares are registered under the laws of all states which require registration, as well as the District of Columbia and Puerto Rico.



















          PAGE 116

                                    LEGAL COUNSEL

               Shereff, Friedman, Hoffman, & Goodman, LLP, whose address is 919 Third Avenue, New York, New York 10022, is legal counsel to the Fund.


                               INDEPENDENT ACCOUNTANTS

          Blue Chip Growth, Dividend Growth, Equity Income, Growth & Income, Mid-Cap Growth, New America Growth, and New Era Funds

               Price Waterhouse LLP, 7 St. Paul Street, Suite 1700, Baltimore, Maryland 21202, are independent accountants to the Fund.

             Balanced, Capital Appreciation, Capital Opportunity, Growth Stock, Equity Index Fund, Health Sciences, New Horizons, OTC, Science & Technology, and Small-Cap Value, and Value Funds

               Coopers & Lybrand L.L.P., 217 East Redwood Street,
          Baltimore, Maryland 21202, are independent accountants to the Fund.



               The financial statements of the Fund for the year ended December 31, 1994, and the report of independent accountants are included in the Fund's Annual Report for the year ended December 31, 1994. Also included are the unaudited financial statements of the Funds dated June 30, 1995. A copy of the Annual and Semi-Annual Reports accompany this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the year ended December 31, 1994, and the unaudited financial statements for the Fund's Semi-Annual Report dated June 30, 1995, are incorporated into this Statement of Additional Information by reference:


























          PAGE 117
                                    ANNUAL REPORT REFERENCES:

                                  CAPITAL      EQUITY     EQUITY  GROWTH &
                                APPRECIATION   INCOME     INDEX    INCOME
                                ____________  ________    ______  ________

          Report of Independent
           Accountants               15          15         17       15
          Statement of Net Assets,
           December 31, 1994        7-9         6-10       6-11     6-9
          Statement of Operations,
           year ended
           December 31, 1994         10          11         12       10
          Statement of Changes in
           Net Assets, years ended
           December 31, 1994 and
           December 31, 1993         11          12         13       11
          Notes to Financial
           Statements,
           December 31, 1994       12-13       13-14      14-15    12-13
          Financial Highlights       14          14         16       14

                                                NEW
                                   GROWTH     AMERICA      NEW
                                   STOCK       GROWTH      ERA      OTC
                                 __________ ____________ _______   ______

          Report of Independent
           Accountants               15          13         14       15
          Statement of Net Assets,
           December 31, 1994        6-10        7-8        7-8      6-9
          Statement of Operations,
           year ended
           December 31, 1994         10          9          9        10
          Statement of Changes in
           Net Assets, years ended
           December 31, 1994 and
           December 31, 1993         11          10         10       11
          Notes to Financial
           Statements,
           December 31, 1994       12-13       10-11      11-12    12-13
          Financial Highlights       14          12         13       14























          PAGE 118
                                              SCIENCE
                                    NEW          &                MID-CAP
                                  HORIZONS   TECHNOLOGY  BALANCED  GROWTH
                                  ________   _________   ________ ________

          Report of Independent
           Accountants               17          13         19       13
          Statement of Net Assets,
           December 31, 1994        7-11        7-8        6-14     6-8
          Statement of Operations,
           year ended
           December 31, 1994         12          9          14       8
          Statement of Changes in
           Net Assets, years ended
           December 31, 1994 and
           December 31, 1993         13          10         15       9
          Notes to Financial
           Statements,
           December 31, 1994       14-15       10-12      16-17    10-11
          Financial Highlights       16          12         18       12

                                                             SMALL-CAP
                                                               VALUE
                                                             ________

          Report of Independent Accountants                     15
          Portfolio of Investments, December 31, 1994           6-9
          Statement of Assets and Liabilities, December 31, 1994 9 Statement of Operations, year ended December 31, 1994 10 Statement of Changes in Net Assets, years ended
           December 31, 1994 and December 31, 1993              11
          Notes to Financial Statements, December 31, 1994     12-13
          Financial Highlights                                  14

                                                             BLUE CHIP
                                                              GROWTH
                                                            ___________

          Report of Independent Accountants                     11
          Statement of Net Assets, December 31, 1994            5-7
          Statement of Operations, year ended December 31, 1994 7 Statement of Changes in Net Assets, periods ended December 31, 1994 and June 30, 1993
           (Commencement of Operations) to December 31, 1993     8
          Notes to Financial Statements, December 31, 1994     9-10
          Financial Highlights                                  10



















          PAGE 119
                                                             DIVIDEND
                                                              GROWTH
                                                           ____________

          Report of Independent Accountants                     13
          Statement of Net Assets, December 31, 1994            5-7
          Statement of Operations, year ended December 31, 1994 8 Statement of Changes in Net Assets, periods ended December 31, 1994 and December 30, 1992
           (Commencement of Operations) to December 31, 1993     9
          Notes to Financial Statements, December 31, 1994     10-11
          Financial Highlights                                  12

                                                               VALUE
                                                              _______

          Report of Independent Accountants                     11
          Statement of Net Assets, December 31, 1994            3-5
          Statement of Operations, September 30, 1994
           (Commencement of Operations) to December 31, 1994     6
          Statement of Changes in Net Assets, September 30, 1994
           (Commencement of Operations) to December 31, 1994     7
          Notes to Financial Statements, December 31, 1994      7-9
          Financial Highlights                                  10

                                                              CAPITAL
                                                            OPPORTUNITY
                                                           _____________

          Report of Independent Accountants                      9
          Statement of Net Assets, December 31, 1994            2-3
          Statement of Operations, November 30, 1994
           (Commencement of Operations) to December 31, 1994     4
          Statement of Changes in Net Assets, November 30, 1994
           (Commencement of Operations) to December 31, 1994     5
          Notes to Financial Statements, December 31, 1994      6-7
          Financial Highlights                                   8


                            SEMI-ANNUAL REPORT REFERENCES:

                                  CAPITAL      EQUITY     EQUITY  GROWTH &
                                APPRECIATION   INCOME     INDEX    INCOME
                                ____________  ________    ______  ________

          Statement of Net Assets,
           June 30, 1995            5-8         4-8        4-9      4-7


















          PAGE 120
          Statement of Operations,
           six months ended
           June 30, 1995             9           9          10       8
          Statement of Changes in
           Net Assets, six months
           ended June 30, 1995
           and year ended
           December 31, 1994         10          10         11       9
          Notes to Financial
           Statements,
           June 30, 1995           11-12       11-12      12-13    10-11
          Financial Highlights       13          13         14       12

                                                NEW
                                   GROWTH     AMERICA      NEW
                                   STOCK       GROWTH      ERA      OTC
                                 __________ ____________ _______   ______

          Statement of Net Assets,
           June 30, 1995            4-8         5-6        5-7      4-7
          Statement of Operations,
           six months ended
           June 30, 1995             9           7          8        8
          Statement of Changes in
           Net Assets, six months
           ended June 30, 1995
           and year ended
           December 31, 1994         10          8          9        9
          Notes to Financial
           Statements,
           June 30, 1995           11-12         9        10-11     9-11
          Financial Highlights       13          10         11       11

































          PAGE 121
                                              SCIENCE
                                                 &                MID-CAP
                                             TECHNOLOGY  BALANCED  GROWTH
                                             _________   ________ ________

          Statement of Net Assets,
           June 30, 1995                        6-7        4-13     5-7
          Statement of Operations,
           six months ended
           June 30, 1995                         8          14       8
          Statement of Changes in
           Net Assets, six months
           ended June 30, 1995
           and year ended
           December 31, 1994                     9          15       9
          Notes to Financial
           Statements,
           June 30, 1995                         9        16-17    10-11
          Financial Highlights                   11         18       11


                                                           New Horizons
                                                             ________

          Portfolio of Investments, June 30, 1995              6-10
          Statement of Assets and Liabilities, June 30, 1995    11
          Statement of Operations, six months ended
           June 30, 1995                                        12
          Statement of Changes in Net Assets, six months ended
           June 30, 1995 and year ended December 31, 1994       13
          Notes to Financial Statements, June 30, 1995         13-15
          Financial Highlights                                  15



                                                             SMALL-CAP
                                                               VALUE
                                                             ________

          Portfolio of Investments, June 30, 1995               4-7
          Statement of Assets and Liabilities, June 30, 1995     8
          Statement of Operations, six months ended
           June 30, 1995                                         9
          Statement of Changes in Net Assets, six months ended
           June 30, 1995 and year ended December 31, 1994       10
          Notes to Financial Statements, June 30, 1995         11-12
          Financial Highlights                                  13


















          PAGE 122
                                                             BLUE CHIP
                                                              GROWTH
                                                            ___________

          Statement of Net Assets, June 30, 1995                4-6
          Statement of Operations, six months ended
           June 30, 1995                                         7
          Statement of Changes in Net Assets, six months
           ended June 30, 1995 and year ended December 31, 1994  8
          Notes to Financial Statements, June 30, 1995         9-10
          Financial Highlights                                  11


                                                             DIVIDEND
                                                              GROWTH
                                                           ____________

          Statement of Net Assets, June 30, 1995                4-7
          Statement of Operations, six months ended
           June 30, 1995                                         8
          Statement of Changes in Net Assets, six months
           ended June 30, 1995 and year ended December 31, 1994  9
          Notes to Financial Statements, June 30, 1995         10-11
          Financial Highlights                                  12

                                                               VALUE
                                                              _______

          Statement of Net Assets, June 30, 1995                4-6
          Statement of Operations, six months ended
           June 30, 1995                                         7
          Statement of Changes in Net Assets, six months ended
           June 30, 1995 and year ended December 31, 1994        8
          Notes to Financial Statements, June 30, 1995         9-10
          Financial Highlights                                  11

                                                              CAPITAL
                                                            OPPORTUNITY
                                                           _____________

          Statement of Net Assets, June 30, 1995                4-5
          Statement of Operations, six months ended
           June 30, 1995                                         6
          Statement of Changes in Net Assets, six months
           ended June 30, 1995 and year ended December 31, 1994  7
          Notes to Financial Statements, June 30, 1995          8-9
          Financial Highlights                                  10


















          PAGE 123

             T. ROWE PRICE HEALTH SCIENCES FUND, INC.
          STATEMENT OF ASSETS AND LIABILITIES
          DECEMBER 18, 1995



          Assets
            Receivable for Fund shares sold                 $100,000
            Deferred organizational expenses                  50,995
                                                            ________
                   Total assets                              150,995

          Liabilities
            Amount due Manager                                46,995
            Accrued expenses                                   4,000
                                                            ________
                   Total liabilities                          50,995
                                                            ________

          Net Assets - offering and redemption
            price of $10.00 per share; 1,000,000,000
            shares of $0.0001 par value capital
            stock authorized, 10,000 shares
            outstanding                                     $100,000
                                                           _________
                                                           _________


                     NOTE TO STATEMENT OF ASSETS AND LIABILITIES

            T. Rowe Price Health Sciences Fund, Inc. (the "Corporation") was organized on October 20, 1995, as a Maryland corporation and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Corporation has had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the T. Rowe Price Health Sciences Fund at $10.00 per share on December 18, 1995 to
          T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money-market mutual fund. The exchange was settled in the ordinary course of business on December 19, 1995 with the transfer of $100,000 cash. The Corporation has entered into an investment management agreement with T. Rowe Price Associates, Inc. (the Manager) which is described in the Statement of



















          PAGE 124
          Additional Information under the heading "Investment Management Services."

            Organizational expenses for the Corporation in the amount of $50,995 have been accrued at December 18, 1995, and will be amortized on a straight-line basis over a period not to exceed sixty months. The Manager has agreed to advance certain organizational expenses incurred by the Corporation and will be reimbursed for such expenses approximately six months after the commencement of the Corporation's operations.

            The Manager has also agreed that in the event any of its initial shares are redeemed during the 60-month amortization period of the deferred organizational expenses, proceeds from a redemption of the shares representing the initial capital will be reduced by a pro rata portion of any unamortized organizational expenses.
















































          PAGE 125
                          REPORT OF INDEPENDENT ACCOUNTANTS



          To the Board of Directors of
          T. Rowe Price Health Sciences Fund, Inc.


            We have audited the accompanying statement of assets and liabilities of the T. Rowe Price Health Sciences Fund, Inc. (the "Fund")as of December 18, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

            We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

            In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Health Sciences Fund, Inc. as of December 18, 1995, in conformity with generally accepted accounting principles.



          /s/Coopers & Lybrand, L.L.P.
          COOPERS & LYBRAND, L.L.P.
          Baltimore, Maryland
          December 19, 1995



























          PAGE 126

                         RATINGS OF CORPORATE DEBT SECURITIES

          Moody's Investors Services, Inc. (Moody's)

            Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

            Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

            A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

            Baa-Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
          Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

            B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

            C-Lowest-rated; extremely poor prospects of ever attaining investment standing.



















          PAGE 127
          Standard & Poor's Corporation (S&P)

            AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.


            A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

            BB, C, CCC, CC-Bonds rated BB, B, CCC, and CC are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            D-In default.

          Fitch Investors Service, Inc.

            AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as a wide margin of protection through collateral, security or direct lien on specific property.
          Sinking funds or voluntary reduction of debt by call or purchase



















          PAGE 128
          or often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

            AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.























































          PAGE 129
                                      APPENDIX A

          Chart 1

          A line graph titled "Growing income from rising dividends" which depicts hypothetical income and yield on a original investment of $10,000 in a stock currently yielding 3% and whose dividends grow 8% a year. The chart shows a range of yields from 0% to 15% and income from $0 to $1,500, for five year periods from zero to 20. The yield and income for each of the periods are approximately as listed below.

                      5 Years   10 Years   15 Years    20 Years

          Yield         4%         6%         9%         14%
          Income       $400       $600       $900       $1,400


          Chart depicts hypothetical income and yield on an original investment of $10,000 in a stock currently yielding 3% and whose dividends grow 8% a year. Example is for illustrative purposes only and is not indicative of an investment in the T. Rowe Price Dividend Growth Fund.

          Chart 2

              Bar graph appears here comparing large and small company stocks during eight post-recession periods.

                                 Large Company Stocks

          Post-    5/54- 4/58-  2/61-  11/70-  3/75- 7/80- 11/82- 3/91-
          Recession5/55   4/59   2/62  11/71    3/76 7/81  11/83  3/92
          Periods
          _________________________________________________________________
                    36%   38%    13%    11%     28%   14%   26%    11%
          _________________________________________________________________




























          PAGE 130
                                 Small Company Stocks


          Post-    5/54- 4/58-  2/61-  11/70-  3/75- 7/80- 11/82- 3/91-
          Recession5/55   4/59   2/62  11/71    3/76 7/81  11/83  3/92
          Periods
          _________________________________________________________________
                    51%   53%    18%    12%     58%   45%   44%    28%
          _________________________________________________________________
          Source:  T. Rowe Price Associates, Inc.
          Data supplied by Ibbotson Associates

               The average price-earnings (p/e) ratio of the T. Rowe Price New Horizons Fund is a valuation measure widely used by the investment community with respect to small company stocks, and, in the opinion of T. Rowe Price, has been a good indicator of future small-cap stock performance. The following chart is intended to show the history of the average (unweighted) p/e ratio of the New Horizons Fund's portfolio companies compared with the p/e ratio of the Standard & Poor's 500 Index. Of course, the portfolio of the OTC and Small-Cap Value Funds will differ from the portfolio of the New Horizons Fund. Earnings per share are estimated by T. Rowe Price for each quarter end.

          Chart 3

          This is a one line chart that shows the p/e ratio of the New Horizons Fund relative to the p/e ratio of the S&P 500 Stock Index. The ratio between the two p/e's is depicted quarterly from 3/61 to 3/31/95.

               The horizontal axis is divided into two year periods. The vertical axis indicates the relative p/e ratio with 0.5, 1, 1.5, 2 and 2.5 indicated by horizontal lines. The ratio at 3/61 is approximately 2, is at the lowest point in the first quarter of 1977 at approximately 0.95, is at the highest point near the end of 1983 at approximately 2.2, and is at 1.32 on March 31, 1995.

          Source: T. Rowe Price Associates, Inc.